(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
MUNICIPAL INCOME FUND -
CLASS A, CLASS T, CLASS B
AND CLASS C

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               19  THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      22  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             23  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    37  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   46  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   54  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           55


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS A
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL A       8.07%   30.14%  130.09%

FIDELITY ADV MUNICIPAL INCOME - CL A       2.94%   23.96%  119.16%
 (INCL. 4.75% SALES CHARGE)

LB MUNICIPAL BOND                          8.02%   36.06%  119.13%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE       7.12%   30.95%  110.18%

CUMULATIVE TOTAL RETURNS show Class A's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class A's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 239 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998        PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL A  8.07%   5.41%   8.69%

FIDELITY ADV MUNICIPAL INCOME - CL A  2.94%   4.39%   8.16%
 (INCL. 4.75% SALES CHARGE)

LB MUNICIPAL BOND                     8.02%   6.35%   8.16%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE  7.12%   5.53%   7.70%

AVERAGE ANNUAL TOTAL RETURNS take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL A   LB Municipal Bond
             00257                       LB015
  1988/10/31       9525.00                    10000.00
  1988/11/30       9535.29                     9908.40
  1988/12/31       9644.35                    10009.76
  1989/01/31       9765.79                    10216.76
  1989/02/28       9775.58                    10100.19
  1989/03/31       9850.81                    10076.05
  1989/04/30      10075.92                    10315.26
  1989/05/31      10240.54                    10529.51
  1989/06/30      10357.83                    10672.50
  1989/07/31      10448.70                    10817.75
  1989/08/31      10529.52                    10711.84
  1989/09/30      10561.27                    10679.92
  1989/10/31      10672.78                    10810.54
  1989/11/30      10804.17                    10999.72
  1989/12/31      10906.88                    11089.70
  1990/01/31      10924.10                    11037.25
  1990/02/28      11002.38                    11135.48
  1990/03/31      11071.41                    11138.82
  1990/04/30      10970.15                    11058.17
  1990/05/31      11194.96                    11299.57
  1990/06/30      11326.86                    11398.90
  1990/07/31      11501.56                    11566.46
  1990/08/31      11423.95                    11398.51
  1990/09/30      11505.19                    11405.01
  1990/10/31      11663.14                    11611.90
  1990/11/30      11952.54                    11845.41
  1990/12/31      12028.79                    11896.94
  1991/01/31      12168.78                    12056.60
  1991/02/28      12262.35                    12161.49
  1991/03/31      12334.44                    12165.87
  1991/04/30      12535.27                    12327.67
  1991/05/31      12690.23                    12437.27
  1991/06/30      12719.76                    12424.95
  1991/07/31      12884.23                    12576.29
  1991/08/31      13000.59                    12741.92
  1991/09/30      13153.08                    12907.82
  1991/10/31      13298.83                    13023.99
  1991/11/30      13348.85                    13060.33
  1991/12/31      13494.03                    13340.60
  1992/01/31      13643.61                    13371.02
  1992/02/29      13717.74                    13375.30
  1992/03/31      13786.56                    13380.25
  1992/04/30      13910.98                    13499.33
  1992/05/31      14035.78                    13658.22
  1992/06/30      14228.23                    13887.40
  1992/07/31      14723.67                    14303.75
  1992/08/31      14609.65                    14164.29
  1992/09/30      14700.83                    14256.92
  1992/10/31      14523.42                    14116.77
  1992/11/30      14814.50                    14369.61
  1992/12/31      14993.11                    14516.32
  1993/01/31      15246.71                    14685.14
  1993/02/28      15785.09                    15216.31
  1993/03/31      15620.45                    15055.47
  1993/04/30      15786.09                    15207.38
  1993/05/31      15916.82                    15292.84
  1993/06/30      16172.01                    15548.08
  1993/07/31      16184.02                    15568.45
  1993/08/31      16600.85                    15892.59
  1993/09/30      16830.74                    16073.60
  1993/10/31      16839.76                    16104.62
  1993/11/30      16675.19                    15962.74
  1993/12/31      17060.25                    16299.72
  1994/01/31      17258.90                    16485.86
  1994/02/28      16802.75                    16058.87
  1994/03/31      15907.11                    15404.96
  1994/04/30      16012.66                    15535.59
  1994/05/31      16107.35                    15670.28
  1994/06/30      16048.05                    15574.54
  1994/07/31      16337.53                    15860.02
  1994/08/31      16363.20                    15914.90
  1994/09/30      16106.86                    15681.27
  1994/10/31      15824.51                    15402.77
  1994/11/30      15315.76                    15124.28
  1994/12/31      15686.95                    15457.17
  1995/01/31      16216.90                    15898.94
  1995/02/28      16653.85                    16361.28
  1995/03/31      16741.41                    16549.27
  1995/04/30      16796.44                    16568.80
  1995/05/31      17333.94                    17097.51
  1995/06/30      17197.96                    16948.76
  1995/07/31      17254.00                    17109.43
  1995/08/31      17428.54                    17326.38
  1995/09/30      17569.09                    17436.06
  1995/10/31      17802.96                    17689.58
  1995/11/30      18138.97                    17983.05
  1995/12/31      18299.13                    18155.86
  1996/01/31      18398.94                    18292.94
  1996/02/29      18370.45                    18169.46
  1996/03/31      17982.29                    17937.26
  1996/04/30      17910.45                    17886.49
  1996/05/31      17889.33                    17879.34
  1996/06/30      18097.73                    18074.05
  1996/07/31      18216.01                    18238.52
  1996/08/31      18255.66                    18234.14
  1996/09/30      18418.51                    18489.42
  1996/10/31      18600.30                    18698.54
  1996/11/30      18925.29                    19040.72
  1996/12/31      18855.01                    18960.75
  1997/01/31      18940.20                    18996.58
  1997/02/28      19109.78                    19170.97
  1997/03/31      18898.96                    18915.42
  1997/04/30      19058.09                    19073.75
  1997/05/31      19285.61                    19360.61
  1997/06/30      19527.42                    19566.81
  1997/07/31      20084.94                    20108.81
  1997/08/31      19901.52                    19920.39
  1997/09/30      20163.28                    20156.84
  1997/10/31      20278.60                    20286.45
  1997/11/30      20409.56                    20405.73
  1997/12/31      20738.64                    20703.45
  1998/01/31      20938.24                    20917.11
  1998/02/28      20944.96                    20923.39
  1998/03/31      21011.59                    20941.80
  1998/04/30      20903.49                    20847.35
  1998/05/31      21223.09                    21177.37
  1998/06/30      21300.64                    21260.81
  1998/07/31      21346.75                    21314.17
  1998/08/31      21668.76                    21643.47
  1998/09/30      21920.45                    21913.15
  1998/10/30      21915.76                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981207 132546 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class A on October 31, 1988, and the current 4.75% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $21,916 - a 119.16% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,913 - a 119.13% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                 YEARS ENDED OCTOBER 31,     SEPTEMBER 3, 1996
                                             (COMMENCEMENT OF
                                             SALE OF CLASS A
                                             SHARES) TO
                                             OCTOBER 31,



                  1998          1997         1996

DIVIDEND RETURNS  4.86%         5.51%        0.89%

CAPITAL RETURNS   3.21%         3.51%        0.95%

TOTAL RETURNS     8.07%         9.02%        1.84%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998          PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.73(CENTS)  27.76(CENTS)  57.08(CENTS)

ANNUALIZED DIVIDEND RATE                4.42%        4.43%         4.62%

30-DAY ANNUALIZED YIELD                 3.55%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  5.55%        -             -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.60 over the past one month, $12.43 over the past six months and $12.36 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS T
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses, the past 10 years total return would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL T       8.15%   30.33%  130.42%

FIDELITY ADV MUNICIPAL INCOME - CL T       4.37%   25.77%  122.36%
 (INCL. 3.50% SALES CHARGE)

LB MUNICIPAL BOND                          8.02%   36.06%  119.13%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE       7.12%   30.95%  110.18%

CUMULATIVE TOTAL RETURNS show Class T's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class T's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 239 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998        PAST 1  PAST 5  PAST 10
                                      YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL T  8.15%   5.44%   8.71%

FIDELITY ADV MUNICIPAL INCOME - CL T  4.37%   4.69%   8.32%
 (INCL. 3.50% SALES CHARGE)

LB MUNICIPAL BOND                     8.02%   6.35%   8.16%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE  7.12%   5.53%   7.70%

AVERAGE ANNUAL TOTAL RETURNS take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL T   LB Municipal Bond
             00169                       LB015
  1988/10/31       9650.00                    10000.00
  1988/11/30       9660.43                     9908.40
  1988/12/31       9770.91                    10009.76
  1989/01/31       9893.95                    10216.76
  1989/02/28       9903.87                    10100.19
  1989/03/31       9980.09                    10076.05
  1989/04/30      10208.15                    10315.26
  1989/05/31      10374.93                    10529.51
  1989/06/30      10493.76                    10672.50
  1989/07/31      10585.82                    10817.75
  1989/08/31      10667.71                    10711.84
  1989/09/30      10699.87                    10679.92
  1989/10/31      10812.84                    10810.54
  1989/11/30      10945.96                    10999.72
  1989/12/31      11050.02                    11089.70
  1990/01/31      11067.46                    11037.25
  1990/02/28      11146.77                    11135.48
  1990/03/31      11216.70                    11138.82
  1990/04/30      11114.11                    11058.17
  1990/05/31      11341.87                    11299.57
  1990/06/30      11475.50                    11398.90
  1990/07/31      11652.50                    11566.46
  1990/08/31      11573.87                    11398.51
  1990/09/30      11656.17                    11405.01
  1990/10/31      11816.20                    11611.90
  1990/11/30      12109.39                    11845.41
  1990/12/31      12186.64                    11896.94
  1991/01/31      12328.47                    12056.60
  1991/02/28      12423.27                    12161.49
  1991/03/31      12496.30                    12165.87
  1991/04/30      12699.78                    12327.67
  1991/05/31      12856.76                    12437.27
  1991/06/30      12886.69                    12424.95
  1991/07/31      13053.32                    12576.29
  1991/08/31      13171.20                    12741.92
  1991/09/30      13325.69                    12907.82
  1991/10/31      13473.35                    13023.99
  1991/11/30      13524.03                    13060.33
  1991/12/31      13671.12                    13340.60
  1992/01/31      13822.66                    13371.02
  1992/02/29      13897.76                    13375.30
  1992/03/31      13967.48                    13380.25
  1992/04/30      14093.54                    13499.33
  1992/05/31      14219.97                    13658.22
  1992/06/30      14414.95                    13887.40
  1992/07/31      14916.89                    14303.75
  1992/08/31      14801.38                    14164.29
  1992/09/30      14893.75                    14256.92
  1992/10/31      14714.01                    14116.77
  1992/11/30      15008.91                    14369.61
  1992/12/31      15189.87                    14516.32
  1993/01/31      15446.80                    14685.14
  1993/02/28      15992.24                    15216.31
  1993/03/31      15825.44                    15055.47
  1993/04/30      15993.26                    15207.38
  1993/05/31      16125.70                    15292.84
  1993/06/30      16384.24                    15548.08
  1993/07/31      16396.41                    15568.45
  1993/08/31      16818.71                    15892.59
  1993/09/30      17051.61                    16073.60
  1993/10/31      17060.76                    16104.62
  1993/11/30      16894.02                    15962.74
  1993/12/31      17284.13                    16299.72
  1994/01/31      17485.40                    16485.86
  1994/02/28      17023.26                    16058.87
  1994/03/31      16115.86                    15404.96
  1994/04/30      16222.80                    15535.59
  1994/05/31      16318.73                    15670.28
  1994/06/30      16258.65                    15574.54
  1994/07/31      16551.93                    15860.02
  1994/08/31      16577.94                    15914.90
  1994/09/30      16318.24                    15681.27
  1994/10/31      16032.18                    15402.77
  1994/11/30      15516.75                    15124.28
  1994/12/31      15892.82                    15457.17
  1995/01/31      16429.72                    15898.94
  1995/02/28      16872.40                    16361.28
  1995/03/31      16961.11                    16549.27
  1995/04/30      17016.86                    16568.80
  1995/05/31      17561.42                    17097.51
  1995/06/30      17423.66                    16948.76
  1995/07/31      17480.43                    17109.43
  1995/08/31      17657.26                    17326.38
  1995/09/30      17799.65                    17436.06
  1995/10/31      18036.60                    17689.58
  1995/11/30      18377.02                    17983.05
  1995/12/31      18539.28                    18155.86
  1996/01/31      18640.40                    18292.94
  1996/02/29      18611.53                    18169.46
  1996/03/31      18218.28                    17937.26
  1996/04/30      18145.49                    17886.49
  1996/05/31      18124.10                    17879.34
  1996/06/30      18335.23                    18074.05
  1996/07/31      18455.07                    18238.52
  1996/08/31      18495.24                    18234.14
  1996/09/30      18661.21                    18489.42
  1996/10/31      18880.75                    18698.54
  1996/11/30      19159.75                    19040.72
  1996/12/31      19086.09                    18960.75
  1997/01/31      19171.76                    18996.58
  1997/02/28      19359.33                    19170.97
  1997/03/31      19146.17                    18915.42
  1997/04/30      19306.90                    19073.75
  1997/05/31      19537.22                    19360.61
  1997/06/30      19781.79                    19566.81
  1997/07/31      20346.09                    20108.81
  1997/08/31      20177.29                    19920.39
  1997/09/30      20425.68                    20156.84
  1997/10/31      20559.72                    20286.45
  1997/11/30      20672.19                    20405.73
  1997/12/31      21020.22                    20703.45
  1998/01/31      21222.80                    20917.11
  1998/02/28      21246.17                    20923.39
  1998/03/31      21297.65                    20941.80
  1998/04/30      21189.05                    20847.35
  1998/05/31      21513.79                    21177.37
  1998/06/30      21592.83                    21260.81
  1998/07/31      21640.45                    21314.17
  1998/08/31      21967.49                    21643.47
  1998/09/30      22222.91                    21913.15
  1998/10/30      22235.61                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981110 112406 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class T on October 31, 1988, and the current 3.50% sales charge was paid. As the chart shows, by October 31, 1998, the value of the investment would have grown to $22,236 - a 122.36% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,913 - a 119.13% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                            YEARS ENDED OCTOBER 31,

                       1998   1997   1996     1995    1994

DIVIDEND RETURNS       4.86%  5.47%  5.69%    6.62%   5.27%

CAPITAL RETURNS        3.29%  3.42%   -1.01%   5.88%  -11.30%

TOTAL RETURNS          8.15%  8.89%  4.68%    12.50%  -6.03%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998          PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.72(CENTS)  27.97(CENTS)  57.08(CENTS)

ANNUALIZED DIVIDEND RATE                4.41%        4.46%         4.61%

30-DAY ANNUALIZED YIELD                 3.62%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  5.66%        -             -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.61 over the past one month, $12.44 over the past six months and $12.37 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS B
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years and past 10 years total return figures are 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five years and past 10 years total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL B            7.47%   26.11%  122.96%

FIDELITY ADV MUNICIPAL INCOME - CL B            2.47%   24.14%  122.96%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MUNICIPAL BOND                               8.02%   36.06%  119.13%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE            7.12%   30.95%  110.18%

CUMULATIVE TOTAL RETURNS show Class B's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class B's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 239 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL B       7.47%   4.75%   8.35%

FIDELITY ADV MUNICIPAL INCOME - CL B       2.47%   4.42%   8.35%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MUNICIPAL BOND                          8.02%   6.35%   8.16%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE       7.12%   5.53%   7.70%

AVERAGE ANNUAL TOTAL RETURNS take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL B   LB Municipal Bond
             00669                       LB015
  1988/10/31      10000.00                    10000.00
  1988/11/30      10010.81                     9908.40
  1988/12/31      10125.30                    10009.76
  1989/01/31      10252.80                    10216.76
  1989/02/28      10263.08                    10100.19
  1989/03/31      10342.06                    10076.05
  1989/04/30      10578.40                    10315.26
  1989/05/31      10751.23                    10529.51
  1989/06/30      10874.37                    10672.50
  1989/07/31      10969.76                    10817.75
  1989/08/31      11054.62                    10711.84
  1989/09/30      11087.95                    10679.92
  1989/10/31      11205.02                    10810.54
  1989/11/30      11342.96                    10999.72
  1989/12/31      11450.80                    11089.70
  1990/01/31      11468.87                    11037.25
  1990/02/28      11551.06                    11135.48
  1990/03/31      11623.53                    11138.82
  1990/04/30      11517.21                    11058.17
  1990/05/31      11753.24                    11299.57
  1990/06/30      11891.71                    11398.90
  1990/07/31      12075.13                    11566.46
  1990/08/31      11993.65                    11398.51
  1990/09/30      12078.93                    11405.01
  1990/10/31      12244.77                    11611.90
  1990/11/30      12548.59                    11845.41
  1990/12/31      12628.65                    11896.94
  1991/01/31      12775.62                    12056.60
  1991/02/28      12873.85                    12161.49
  1991/03/31      12949.54                    12165.87
  1991/04/30      13160.39                    12327.67
  1991/05/31      13323.07                    12437.27
  1991/06/30      13354.08                    12424.95
  1991/07/31      13526.75                    12576.29
  1991/08/31      13648.91                    12741.92
  1991/09/30      13809.00                    12907.82
  1991/10/31      13962.02                    13023.99
  1991/11/30      14014.54                    13060.33
  1991/12/31      14166.96                    13340.60
  1992/01/31      14324.00                    13371.02
  1992/02/29      14401.82                    13375.30
  1992/03/31      14474.08                    13380.25
  1992/04/30      14604.71                    13499.33
  1992/05/31      14735.72                    13658.22
  1992/06/30      14937.78                    13887.40
  1992/07/31      15457.92                    14303.75
  1992/08/31      15338.22                    14164.29
  1992/09/30      15433.94                    14256.92
  1992/10/31      15247.68                    14116.77
  1992/11/30      15553.28                    14369.61
  1992/12/31      15740.80                    14516.32
  1993/01/31      16007.05                    14685.14
  1993/02/28      16572.27                    15216.31
  1993/03/31      16399.42                    15055.47
  1993/04/30      16573.33                    15207.38
  1993/05/31      16710.57                    15292.84
  1993/06/30      16978.49                    15548.08
  1993/07/31      16991.10                    15568.45
  1993/08/31      17428.72                    15892.59
  1993/09/30      17670.07                    16073.60
  1993/10/31      17679.54                    16104.62
  1993/11/30      17506.76                    15962.74
  1993/12/31      17911.02                    16299.72
  1994/01/31      18119.58                    16485.86
  1994/02/28      17640.68                    16058.87
  1994/03/31      16700.37                    15404.96
  1994/04/30      16811.19                    15535.59
  1994/05/31      16910.60                    15670.28
  1994/06/30      16848.34                    15574.54
  1994/07/31      17130.46                    15860.02
  1994/08/31      17157.74                    15914.90
  1994/09/30      16873.23                    15681.27
  1994/10/31      16534.98                    15402.77
  1994/11/30      15992.56                    15124.28
  1994/12/31      16384.91                    15457.17
  1995/01/31      16912.91                    15898.94
  1995/02/28      17357.86                    16361.28
  1995/03/31      17437.97                    16549.27
  1995/04/30      17468.91                    16568.80
  1995/05/31      18017.51                    17097.51
  1995/06/30      17864.41                    16948.76
  1995/07/31      17911.16                    17109.43
  1995/08/31      18081.14                    17326.38
  1995/09/30      18216.23                    17436.06
  1995/10/31      18448.26                    17689.58
  1995/11/30      18786.11                    17983.05
  1995/12/31      18940.81                    18155.86
  1996/01/31      19034.42                    18292.94
  1996/02/29      18994.99                    18169.46
  1996/03/31      18582.48                    17937.26
  1996/04/30      18496.73                    17886.49
  1996/05/31      18462.80                    17879.34
  1996/06/30      18666.87                    18074.05
  1996/07/31      18778.51                    18238.52
  1996/08/31      18809.50                    18234.14
  1996/09/30      18968.20                    18489.42
  1996/10/31      19181.64                    18698.54
  1996/11/30      19456.78                    19040.72
  1996/12/31      19372.46                    18960.75
  1997/01/31      19433.60                    18996.58
  1997/02/28      19630.72                    19170.97
  1997/03/31      19404.20                    18915.42
  1997/04/30      19540.85                    19073.75
  1997/05/31      19781.41                    19360.61
  1997/06/30      20002.61                    19566.81
  1997/07/31      20563.37                    20108.81
  1997/08/31      20380.06                    19920.39
  1997/09/30      20620.78                    20156.84
  1997/10/31      20745.62                    20286.45
  1997/11/30      20865.65                    20405.73
  1997/12/31      21189.05                    20703.45
  1998/01/31      21398.50                    20917.11
  1998/02/28      21393.29                    20923.39
  1998/03/31      21433.42                    20941.80
  1998/04/30      21312.03                    20847.35
  1998/05/31      21628.07                    21177.37
  1998/06/30      21696.13                    21260.81
  1998/07/31      21732.48                    21314.17
  1998/08/31      22050.08                    21643.47
  1998/09/30      22295.34                    21913.15
  1998/10/30      22296.30                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981110 112837 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class B on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $22,296 - a 122.96% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,913 - a 119.13% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                    YEARS ENDED OCTOBER 31,      JUNE 30, 1994
                                                 (COMMENCEMENT OF
                                                 SALE OF CLASS B
                                                 SHARES) TO
                                                 OCTOBER 31,

                  1998   1997   1996     1995    1994


DIVIDEND RETURNS  4.17%  4.81%  4.99%    5.77%   1.59%

CAPITAL RETURNS   3.30%  3.34%   -1.01%   5.80%  -3.45%

TOTAL RETURNS     7.47%  8.15%  3.98%    11.57%  -1.86%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.


DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998          PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.05(CENTS)  24.00(CENTS)  49.06(CENTS)

ANNUALIZED DIVIDEND RATE                3.79%        3.84%         3.97%

30-DAY ANNUALIZED YIELD                 3.09%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  4.83%        -             -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.58 over the past one month, $12.41 over the past six months, and $12.35 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FIDELITY ADVISOR MUNICIPAL INCOME FUND - CLASS C
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B shares and reflect Class B shares' 0.90% (1.00% prior to January 1,
1996) 12b-1 fee. Returns prior to June 30, 1994 are those of Class T which bears a 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between January 1, 1996 and November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past one year, past five year and past 10 year total return figures are 1%, 0%, and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                  PAST 1  PAST 5  PAST 10
                                                YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL C            7.18%   25.77%  122.36%

FIDELITY ADV MUNICIPAL INCOME - CL C            6.18%   25.77%  122.36%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MUNICIPAL BOND                               8.02%   36.06%  119.13%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE            7.12%   30.95%  110.18%

CUMULATIVE TOTAL RETURNS show Class C's performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Class C's performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 239 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 1  PAST 5  PAST 10
                                           YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - CL C       7.18%   4.69%   8.32%

FIDELITY ADV MUNICIPAL INCOME - CL C       6.18%   4.69%   8.32%
 (INCL. CONTINGENT DEFERRED SALES CHARGE)

LB MUNICIPAL BOND                          8.02%   6.35%   8.16%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE       7.12%   5.53%   7.70%

AVERAGE ANNUAL TOTAL RETURNS take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL C   LB Municipal Bond
             00490                       LB015
  1988/10/31      10000.00                    10000.00
  1988/11/30      10010.81                     9908.40
  1988/12/31      10125.30                    10009.76
  1989/01/31      10252.80                    10216.76
  1989/02/28      10263.08                    10100.19
  1989/03/31      10342.06                    10076.05
  1989/04/30      10578.40                    10315.26
  1989/05/31      10751.23                    10529.51
  1989/06/30      10874.37                    10672.50
  1989/07/31      10969.76                    10817.75
  1989/08/31      11054.62                    10711.84
  1989/09/30      11087.95                    10679.92
  1989/10/31      11205.02                    10810.54
  1989/11/30      11342.96                    10999.72
  1989/12/31      11450.80                    11089.70
  1990/01/31      11468.87                    11037.25
  1990/02/28      11551.06                    11135.48
  1990/03/31      11623.53                    11138.82
  1990/04/30      11517.21                    11058.17
  1990/05/31      11753.24                    11299.57
  1990/06/30      11891.71                    11398.90
  1990/07/31      12075.13                    11566.46
  1990/08/31      11993.65                    11398.51
  1990/09/30      12078.93                    11405.01
  1990/10/31      12244.77                    11611.90
  1990/11/30      12548.59                    11845.41
  1990/12/31      12628.65                    11896.94
  1991/01/31      12775.62                    12056.60
  1991/02/28      12873.85                    12161.49
  1991/03/31      12949.54                    12165.87
  1991/04/30      13160.39                    12327.67
  1991/05/31      13323.07                    12437.27
  1991/06/30      13354.08                    12424.95
  1991/07/31      13526.75                    12576.29
  1991/08/31      13648.91                    12741.92
  1991/09/30      13809.00                    12907.82
  1991/10/31      13962.02                    13023.99
  1991/11/30      14014.54                    13060.33
  1991/12/31      14166.96                    13340.60
  1992/01/31      14324.00                    13371.02
  1992/02/29      14401.82                    13375.30
  1992/03/31      14474.08                    13380.25
  1992/04/30      14604.71                    13499.33
  1992/05/31      14735.72                    13658.22
  1992/06/30      14937.78                    13887.40
  1992/07/31      15457.92                    14303.75
  1992/08/31      15338.22                    14164.29
  1992/09/30      15433.94                    14256.92
  1992/10/31      15247.68                    14116.77
  1992/11/30      15553.28                    14369.61
  1992/12/31      15740.80                    14516.32
  1993/01/31      16007.05                    14685.14
  1993/02/28      16572.27                    15216.31
  1993/03/31      16399.42                    15055.47
  1993/04/30      16573.33                    15207.38
  1993/05/31      16710.57                    15292.84
  1993/06/30      16978.49                    15548.08
  1993/07/31      16991.10                    15568.45
  1993/08/31      17428.72                    15892.59
  1993/09/30      17670.07                    16073.60
  1993/10/31      17679.54                    16104.62
  1993/11/30      17506.76                    15962.74
  1993/12/31      17911.02                    16299.72
  1994/01/31      18119.58                    16485.86
  1994/02/28      17640.68                    16058.87
  1994/03/31      16700.37                    15404.96
  1994/04/30      16811.19                    15535.59
  1994/05/31      16910.60                    15670.28
  1994/06/30      16848.34                    15574.54
  1994/07/31      17130.46                    15860.02
  1994/08/31      17157.74                    15914.90
  1994/09/30      16873.23                    15681.27
  1994/10/31      16534.98                    15402.77
  1994/11/30      15992.56                    15124.28
  1994/12/31      16384.91                    15457.17
  1995/01/31      16912.91                    15898.94
  1995/02/28      17357.86                    16361.28
  1995/03/31      17437.97                    16549.27
  1995/04/30      17468.91                    16568.80
  1995/05/31      18017.51                    17097.51
  1995/06/30      17864.41                    16948.76
  1995/07/31      17911.16                    17109.43
  1995/08/31      18081.14                    17326.38
  1995/09/30      18216.23                    17436.06
  1995/10/31      18448.26                    17689.58
  1995/11/30      18786.11                    17983.05
  1995/12/31      18940.81                    18155.86
  1996/01/31      19034.42                    18292.94
  1996/02/29      18994.99                    18169.46
  1996/03/31      18582.48                    17937.26
  1996/04/30      18496.73                    17886.49
  1996/05/31      18462.80                    17879.34
  1996/06/30      18666.87                    18074.05
  1996/07/31      18778.51                    18238.52
  1996/08/31      18809.50                    18234.14
  1996/09/30      18968.20                    18489.42
  1996/10/31      19181.64                    18698.54
  1996/11/30      19456.78                    19040.72
  1996/12/31      19372.46                    18960.75
  1997/01/31      19433.60                    18996.58
  1997/02/28      19630.72                    19170.97
  1997/03/31      19404.20                    18915.42
  1997/04/30      19540.85                    19073.75
  1997/05/31      19781.41                    19360.61
  1997/06/30      20002.61                    19566.81
  1997/07/31      20563.37                    20108.81
  1997/08/31      20380.06                    19920.39
  1997/09/30      20620.78                    20156.84
  1997/10/31      20745.62                    20286.45
  1997/11/30      20845.06                    20405.73
  1997/12/31      21178.50                    20703.45
  1998/01/31      21366.13                    20917.11
  1998/02/28      21375.68                    20923.39
  1998/03/31      21409.69                    20941.80
  1998/04/30      21284.56                    20847.35
  1998/05/31      21594.19                    21177.37
  1998/06/30      21657.57                    21260.81
  1998/07/31      21688.79                    21314.17
  1998/08/31      22000.17                    21643.47
  1998/09/30      22257.77                    21913.15
  1998/10/30      22235.74                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981110 112720 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Class C on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $22,236 - a 122.36% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,913 - a 119.13% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                  NOVEMBER 3, 1997
                  (COMMENCEMENT OF
                  SALE OF CLASS C
                  SHARES) TO
                  OCTOBER 31, 1998

DIVIDEND RETURNS  3.87%

CAPITAL RETURNS   3.54%

TOTAL RETURNS     7.41%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998          PAST 1       PAST 6        LIFE OF
                                        MONTH        MONTHS        CLASS

DIVIDENDS PER SHARE                     3.75(CENTS)  22.36(CENTS)  45.50(CENTS)

ANNUALIZED DIVIDEND RATE                3.50%        3.57%         3.71%

30-DAY ANNUALIZED YIELD                 N/A          -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  N/A          -             -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $12.61 over the past one month, $12.44 over the past six months, and $12.37 over the life of class, you can compare the class' income over these two periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. Yield information will be reported once Class C has a longer, more stable operating history.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Despite heavy new supply and slack
demand for municipal bonds, and
an extreme flight to Treasuries by
investors, the municipal bond
market turned in a solid
performance for the 12 months
ended October 31, 1998. While
the glut of new issues hurt the price
of munis, their yields - which move
in the opposite direction of prices -
became attractive relative to taxable
bonds. Two interest-rate cuts by the
Federal Reserve Board and low
inflation provided additional
support. During this period, the
Lehman Brothers Municipal Bond
Index - a popular measure of the
municipal bond market - returned
8.02%. By comparison, the Lehman
Brothers Aggregate Bond Index -
a widely followed measure of taxable
bond performance - returned 9.34%
during the period. Throughout most
of the period, low interest rates and
a stable economy resulted in a flood
of municipalities rushing to sell
bonds this year. In fact, 1998 is on
track to top the record $293 billion
muni-bond issuance during 1993.
While waves of new issues kept total
return in check, volatility in the
equity markets, concerns about the
impact of overseas markets on the
U.S. economy and the attractive
level of muni-bond yields provided
support through the end of
September. Late in the period,
however, as equity markets rallied,
demand for the safety of municipal
bonds weakened, putting further
pressure on prices.
NOTE TO SHAREHOLDERS: Christine Thompson became Portfolio Manager of Fidelity Advisor Municipal Income Fund on July 13, 1998.
Q. HOW DID THE FUND PERFORM, CHRISTINE?
A. For the 12-month period that ended October 31, 1998, the fund's Class A, Class T, Class B and Class C shares had total returns of 8.07%, 8.15%, 7.47% and 7.18%, respectively. To get a sense of how the fund did relative to its competitors during the same one-year period, the general municipal debt funds average returned 7.12%, according to Lipper Analytical Services. Additionally, the Lehman Brothers Municipal Bond Index - a broad measure of the performance of the municipal bond market - returned 8.02% for the same 12-month period.
Q. WHICH OF THE FUND'S HOLDINGS PERFORMED WELL OVER THE PAST 12
MONTHS?
A. Lower-quality investment-grade bonds - such as those rated Baa by Moody's Investors Service - were very strong performers during that time period. In their search for higher yields amid declining interest rates, investors increasingly gravitated toward these bonds because they offered an attractive combination of more yield than their higher-rated counterparts, plus investment-grade credit quality. In addition to a growing demand for Baa-rated bonds, there was a limited supply of them, which, taken together, helped them outpace higher-rated bonds during much of the period.
Q. GIVEN THEIR STRONG PERFORMANCE, WHY THEN DID YOU CUT BACK THE FUND'S STAKE IN BAA-RATED BONDS?
A. The spreads on the Baa-rated bonds - or the amount of yield investors demanded over that of higher-quality municipals - diminished because of limited supply and firm demand. That smaller - or tighter - yield spread signified that investors weren't demanding a lot of additional yield from Baa-rated securities to compensate for the bonds' lower credit quality. In light of the heightened possibility that global economic turmoil could translate into slower U.S. economic growth, and the potential for Baa-rated securities to lag higher-quality bonds as a result, I reduced the fund's investments in the Baa-rated sector. Among the fund's remaining Baa-rated holdings, I made some shifts. I sold some bonds whose issuers I felt had little room for further credit-quality improvement, and replaced them with more defensively oriented bonds, including those with short durations
- or less interest-rate sensitivity. In the event that investors push Baa-rated bond yields higher and their prices lower - perhaps because they're worried that these somewhat riskier bonds will have trouble during an economic slowdown - shorter-duration securities would fare better than those with longer durations. In addition, I continued to hold onto Baa-rated securities backed by issuers that I felt could perform relatively well in any economic environment.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Some of the fund's industrial development bonds were disappointments because they lagged the overall municipal market during the past several months. Industrial development bonds are issued through a municipality for a corporation to finance a fixed asset - such as an airline terminal or a road to a new industrial plant - for a purpose that is deemed in the public interest. Because an industrial development bond ultimately depends on the ability of a corporation to pay back both interest and principal, its fortunes are tied to the health of that business. As investors became more concerned about corporate profitability in the wake of a potentially slowing economy, industrial development bonds - particularly airline bonds - languished.
Q. DID YOU CHANGE THE WAY IN WHICH THE FUND'S INVESTMENTS WERE ALLOCATED ACROSS DIFFERENT STATES SINCE TAKING OVER THE FUND IN JULY?
A. I reduced the fund's stake in bonds issued in California, primarily because I felt their prospects for further appreciation were limited given their previous strong performance. I also cut the fund's holdings in Baa-rated New York state appropriated bonds, which was connected with the sale of Baa-rated bonds I mentioned earlier. I re-deployed the proceeds from those sales into bonds from a variety of other states I felt offered more attractive prices.
Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
A. From historical measures, municipals were priced quite attractively compared to their U.S. Treasury counterparts at the end of the period. One indication of munis' cheap prices is that their yields are roughly 90% of Treasury yields; historically, municipals yield between 65% and 80% of Treasuries. If municipal bond yields - which move in the opposite direction of their prices - move back to their historical relationship with Treasuries because of more favorable supply and demand conditions, they are likely to perform relatively well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CHRISTINE THOMPSON ON THE
ROLE OF THE LEHMAN BROTHERS
MUNICIPAL BOND INDEX IN THE
MANAGEMENT OF THE FUND:
"THE LEHMAN BROTHERS MUNICIPAL
BOND INDEX IS A REPRESENTATION OF
THE OVERALL MARKET IN WHICH THE
FUND INVESTS, AND INCLUDES MOST
OF THE UNIVERSE OF MUNICIPAL BONDS.
I MANAGE THE FUND TO HAVE SIMILAR
OVERALL INTEREST-RATE RISK TO ITS
BENCHMARK INDEX BUT, BEYOND THAT,
THE FUND CAN VARY SIGNIFICANTLY FROM
THE INDEX. WITH RESPECT TO SECTOR,
ISSUER AND STRUCTURAL COMPOSITION,
THE FUND'S HOLDINGS REFLECT MY
RESEARCH CONCLUSIONS ON THE
RELATIVE VALUE OF BONDS."
(SOLID BULLET) GENERAL OBLIGATION BONDS (GOS)
MADE UP THE FUND'S LARGEST SECTOR
CONCENTRATION AT 20.5% OF
INVESTMENTS AT THE END OF THE
PERIOD. A GO IS BACKED BY THE FULL
FAITH AND CREDIT - WHICH INCLUDES
THE TAXING POWER - OF A CITY,
COUNTY, STATE OR OTHER ISSUER, AND IS
REPAID WITH GENERAL REVENUE
INCLUDING TAXES.

FUND FACTS
GOAL: SEEKS TO PROVIDE A HIGH
CURRENT YIELD EXEMPT FROM
FEDERAL INCOME TAX BY INVESTING
NORMALLY IN INVESTMENT-GRADE
MUNICIPAL DEBT SECURITIES
START DATE: SEPTEMBER 16, 1987
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $452 MILLION
MANAGER: CHRISTINE THOMPSON,
SINCE JULY 1998; JOINED
FIDELITY IN 1985
(CHECKMARK)


INVESTMENT CHANGES





TOP FIVE STATES AS OF OCTOBER 31, 1998

                                        % OF FUND'S   % OF FUND'S INVESTMENTS IN
                                        INVESTMENTS   THESE HOLDINGS 6 MONTHS AGO

NEW YORK                                 20.6          21.4

CALIFORNIA                               6.6           7.6

MASSACHUSETTS                            6.0           4.4

COLORADO                                 5.8           6.1

MICHIGAN                                 5.7           0.6



TOP FIVE SECTORS AS OF OCTOBER 31, 1998

                                         % OF FUND'S   % OF FUND'S INVESTMENTS IN THE
                                         INVESTMENTS   THESE SECTORS 6 MONTHS AGO

GENERAL OBLIGATIONS                       20.5          26.6

ELECTRIC UTILITIES                        19.1          16.5

HEALTH CARE                               13.4          12.5

TRANSPORTATION                            12.0          9.0

ESCROWED/PRE-REFUNDED                     11.3          8.9


AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                          6 MONTHS AGO

YEARS                                              13.3   12.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                        6 MONTHS AGO

YEARS                             6.7   6.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)

AS OF OCTOBER 31, 1998 AS OF APRIL 30, 1998
AAA 43.0%
AA, A 27.3%
BAA 23.0%
NOT RATED 5.6%
SHORT-TERM
INVESTMENTS 1.1%
                       AAA 34.2%
                       AA, A 30.2%
                       BAA 26.5%
                       NOT RATED 6.9%
                       SHORT-TERM
                       INVESTMENTS 2.2%
ROW: 1, COL: 1, VALUE: 43.0
ROW: 1, COL: 2, VALUE: 27.3
ROW: 1, COL: 3, VALUE: 23.0
ROW: 1, COL: 4, VALUE: 5.6
ROW: 1, COL: 5, VALUE: 1.1
ROW: 1, COL: 1, VALUE: 34.2
ROW: 1, COL: 2, VALUE: 30.2
ROW: 1, COL: 3, VALUE: 26.5
ROW: 1, COL: 4, VALUE: 6.9
ROW: 1, COL: 5, VALUE: 2.2
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1998 AND APRIL 30, 1998 ACCOUNT FOR 5.4% AND 0.4% RESPECTIVELY, OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 98.9%

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

ALABAMA - 1.0%

Shelby County Gen. Oblig. Series A,                    -         $ 4,000,000                $ 4,450,920
7.7% 8/1/17

ALASKA - 0.4%

Alaska Student Ln. Corp. Student Ln. Rev. Series A,    Aaa        1,500,000                  1,586,790
5.25% 7/1/07 (AMBAC Insured) (f)

ARKANSAS - 0.3%

Little Rock Arpt. Passenger Facilities Charge Rev.     Aaa        1,180,000                  1,305,222
5.65% 5/1/16 (AMBAC Insured) (f)

CALIFORNIA - 6.6%

California Dept. of Wtr. Resources Central Valley      Aa2        2,190,000                  2,350,790
Proj. Rev. (Wtr. Sys.) Series J 2, 6.125%
12/1/13

California Gen. Oblig. 6% 10/1/09                      Aa3        2,500,000                  2,887,325

California Hsg. Fin. Agcy. Rev.:

(Home Mtg.):

Series B, 5.2% 8/1/26 (MBIA Insured) (f)               Aaa        990,000                    1,013,552

Series R, 6.15% 8/1/27 (MBIA Insured) (f)              Aaa        1,500,000                  1,588,140

Rfdg. (Home Mtg.) Series A, 5.7% 8/1/16                Aaa        495,000                    508,251
(MBIA Insured)

California Pub. Wks. Board Lease Rev. Rfdg.:

(California Univ. Proj.) Series A,                     A1         2,000,000                  2,154,220
5.5% 10/1/13

(Dept. of Corrections State Prisons) Series A,         Aaa        1,750,000                  1,782,148
5% 12/1/19 (AMBAC Insured)

(Various California State Univ. Projs.) Series A,      Aa3        1,500,000                  1,650,540
5.5% 6/1/14

Central Valley Fin. Auth. Cogeneration Proj. Rev.      BBB-       4,500,000                  4,838,175
(Carson Ice Gen. Proj.) 6% 7/1/09

Foothill/Eastern Trans. Corridor Agcy. Toll Road.      Baa3       2,000,000                  921,440
Rev. (Cap. Appreciation) Series A, 0% 1/1/14

Northern California Pwr. Agcy. Pub. Pwr. Rev.          Aaa        1,500,000                  1,716,870
Rfdg. (Geothermal Proj. #3) Series A, 5.85%
7/1/10 (AMBAC Insured)

Sacramento City Fing. Auth. Lease Rev. Rfdg.           Aaa        2,000,000                  2,145,240
Series A, 5.4% 11/1/20 (AMBAC Insured)

Sacramento City Fing. Auth. Rev. (Cap.                 Aaa        1,225,000                  682,999
Appreciation) Series B, 0% 11/1/11
(MBIA Insured)

Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Procter & Gamble Proj.):

6.375% 7/1/10                                          BBB-       500,000                    558,970

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

CALIFORNIA - CONTINUED

Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Procter & Gamble Proj.): - continued

6.375% 7/1/10 (Pre-Refunded to                         BBB-      $ 500,000                  $ 578,055
7/1/05 @ 102) (g)

6.5% 7/1/14 (Pre-Refunded to                           BBB-       3,800,000                  4,433,004
7/1/05 @ 102) (g)

                                                                                             29,809,719

COLORADO - 5.8%

Arapaho County Cap. Impt. Trust Fund Hwy. Rev.         Aaa        7,800,000                  1,233,570
(Cap. Appreciation) Series C, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.862) (g)

Colorado Health Facilities Auth. Rev.:

(Nat'l. Benevolent Assoc. Proj.) Series A, 6.5%        Baa1       1,360,000                  1,487,799
6/1/25

Rfdg. (Rocky Mountain Adventist):

6.625% 2/1/13                                          Baa2       6,900,000                  7,371,201

6.625% 2/1/22                                          Baa2       4,000,000                  4,273,160

Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:

0% 1/1/06 (MBIA Insured)                               Aaa        1,405,000                  1,054,916

0% 1/1/08 (MBIA Insured)                               Aaa        870,000                    590,286

Denver City & County Arpt. Rev.:

(Cap. Appreciation):

Series A, 0% 11/15/02 (MBIA Insured) (f)               Aaa        2,115,000                  1,812,470

Series D, 0% 11/15/04 (MBIA Insured) (f)               Aaa        1,700,000                  1,335,112

Rfdg. Series D, 5% 11/15/98 (f)                        Baa1       1,200,000                  1,200,468

Series A:

6.9% 11/15/98 (f)                                      Baa1       1,000,000                  1,000,940

7.5% 11/15/23 (f)                                      Baa1       2,070,000                  2,369,343

7.5% 11/15/23 (Pre-Refunded to                         Aaa        430,000                    515,420
11/15/04 @ 102) (f)(g)

8.5% 11/15/23 (f)                                      Baa1       1,000,000                  1,094,430

Series C, 6.55% 11/15/02 (f)                           Baa1       1,000,000                  1,080,420

                                                                                             26,419,535

CONNECTICUT - 2.1%

Connecticut Spl. Tax Oblig. Rev. (Trans.               Aaa        1,500,000                  1,653,975
Infrastructure) Series A, 5.5% 11/1/06 (FSA
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

CONNECTICUT - CONTINUED

Connecticut Health & Edl. Facilities Auth. Rev.
(New Britain Memorial Hosp.) Series A:

7.5% 7/1/06 (Pre-Refunded to 7/1/02 @                  -         $ 2,400,000                $ 2,679,576
102) (g)

7.75% 7/1/22 (Pre-Refunded to 7/1/02 @                 AAA        1,500,000                  1,732,200
102) (g)

Eastern Resources Recovery Auth. Solid Waste           BBB+       3,350,000                  3,355,930
Rev. (Wheelabrator Lisbon Proj.) Series A,
5.5% 1/1/20 (f)

                                                                                             9,421,681

DISTRICT OF COLUMBIA - 2.7%

District of Columbia Gen. Oblig. Rfdg.:

Series A:

6% 6/1/07 (MBIA Insured)                               Aaa        1,850,000                  2,066,968

6% 6/1/07 (MBIA Insured) (Escrowed to                  Aaa        150,000                    169,269
Maturity) (g)

Series B, 5% 6/1/05 (MBIA Insured)                     Aaa        4,135,000                  4,310,779

District of Columbia Hosp. Rev. (Hosp. for Sick        -          955,000                    1,033,568
Children) Series A, 8.875% 1/1/21

District of Columbia Redev. Land Agcy.
Washington D.C. Sports Arena Spl. Tax Rev.:

5.3% 11/1/99                                           Baa        1,700,000                  1,723,256

5.625% 11/1/10                                         Baa        615,000                    635,664

District of Columbia Rev. Rfdg. (Georgetown            Aaa        2,000,000                  2,232,700
Univ.) Series A, 5.95% 4/1/14 (MBIA Insured)

                                                                                             12,172,204

FLORIDA - 2.4%

Broward County Resource Recovery Rev.                  A3         575,000                    612,950
(SES Broward Co. LP South Proj.)
7.95% 12/1/08

Dade County Aviation Rev. Rfdg. Series D,              Aaa        5,000,000                  5,472,200
5.75% 10/1/09 (AMBAC Insured) (f)

Florida Division Board Fin. Dept. Gen. Svcs. Rev.      Aaa        2,000,000                  2,128,200
Rfdg. (Dept. Envir. Proj.) Series A, 5% 7/1/06
(FSA Insured)

Florida Mid-Bay Bridge Auth. Rev. Series A,            -          2,500,000                  2,784,125
7.5% 10/1/17

                                                                                             10,997,475

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

HAWAII - 1.1%

Hawaii Gen. Oblig. Series C N, 6.25% 3/1/03            Aaa       $ 4,515,000                $ 4,935,121
(FGIC Insured)

IDAHO - 0.0%

Boise Urban Renewal Agcy. Parking Rev.                 BBB+       180,000                    182,952
Series A B C, 8.125% 9/1/15

ILLINOIS - 4.9%

Chicago Board of Ed. (Chicago School Reform)           Aaa        5,000,000                  5,375,650
5.75% 12/1/27 (AMBAC Insured)

Chicago Midway Arpt. Rev. Series A, 5.5%               Aaa        1,500,000                  1,569,090
1/1/29 (MBIA Insured)

Chicago O'Hare Int'l. Arpt. Rev.:

(Passenger Facility Charge) Series A, 5.6%             Aaa        2,500,000                  2,698,175
1/1/10 (AMBAC Insured)

Rfdg. (Gen. Arpt. Proj.) Series A:

6.25% 1/1/09 (AMBAC Insured) (f)                       Aaa        3,700,000                  4,168,346

6.375% 1/1/15 (MBIA Insured)                           Aaa        1,400,000                  1,565,690

Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.       Baa2       1,000,000                  1,200,420
Rfdg. (American Airlines, Inc. Proj.) 8.2%
12/1/24

Du Page County Cmnty. High School #99                  Aaa        1,640,000                  1,828,092
(Downers Grove) Series A, 6% 2/1/06
(AMBAC Insured)

Illinois Edl. Facilities Auth. Rev. Rfdg. (DePaul      Aaa        1,200,000                  1,345,920
Univ.) 6% 10/1/05 (AMBAC Insured)

Illinois Health Facilities Auth. Rev. (Memorial
Hosp.):

7.125% 5/1/10 (Pre-Refunded to 5/1/02 @                -          1,000,000                  1,127,060
102) (g)

7.25% 5/1/22 (Pre-Refunded to 5/1/02 @                 -          1,000,000                  1,131,110
102) (g)

                                                                                             22,009,553

INDIANA - 0.2%

Indianapolis Ind. Econ. Dev. Rev. Rfdg. (Nat'l.        Baa1       1,000,000                  1,112,730
Benevolent Assoc.) 7.625% 10/1/22

KANSAS - 0.7%

Kansas Dev. Fin. Auth. Rev. (Sisters of Charity
Leavenworth):

5% 12/1/13 (MBIA Insured)                              Aaa        2,390,000                  2,440,142

5% 12/1/14 (MBIA Insured)                              Aaa        500,000                    505,915

                                                                                             2,946,057

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

KENTUCKY - 1.8%

Kenton County Arpt. Board Arpt. Rev.:

(Spl. Facilities Delta Airlines, Inc. Proj.)           Baa3      $ 2,000,000                $ 2,185,560
Series A, 7.5% 2/1/20 (f)

(Cincinnati/Northern Kentucky Int'l.) Series A,        Aaa        5,570,000                  6,183,090
6% 3/1/05 (MBIA Insured) (f)

                                                                                             8,368,650

MARYLAND - 1.2%

Maryland Health & Higher Edl. Facilities
Auth. Rev.:

(Good Samaritian Hosp.):

5.75% 7/1/13 (AMBAC Insured)                           Aaa        1,015,000                  1,155,811

5.75% 7/1/13 (Escrowed to Maturity) (g)                A1         1,665,000                  1,836,428

Rfdg. (John Hopkins Univ.) 6% 7/1/10                   Aa2        2,000,000                  2,308,540

                                                                                             5,300,779

MASSACHUSETTS - 6.0%

Martha's Vineyard Land Bank Rev. Series A,             AAA        1,000,000                  1,011,320
5.125% 5/1/18 (FSA Insured)

Massachusetts Bay Trans. Auth. (Massachusetts          Aa3        5,875,000                  6,499,865
Gen. Trans. Sys.) Series A, 5.625% 3/1/26
(Pre-Refunded to 3/1/06 @ 101) (g)

Massachusetts Health & Edl. Facilities Auth. Rev.:

(Bentley College) Series J, 5% 7/1/17 (MBIA            Aaa        1,265,000                  1,263,330
Insured)

(Fairview Extended Care) Series A, 10.25%              Aaa        5,000,000                  5,822,950
1/1/21 (Pre-Refunded to 1/1/01 @
103) (g)

(Hebrew Rehab. Ctr. for Aged) Series C,                A          2,000,000                  2,014,720
5.25% 7/1/17

(New England Med. Ctr. Hosp.) Series G,                Aaa        500,000                    507,965
5.375% 7/1/24 (MBIA Insured)

Massachusetts Ind. Fin. Agcy. Resource Recovery        BBB        1,000,000                  1,000,820
Rev. Rfdg. Series A, 4.7% 12/1/03

Massachusetts Ind. Fin. Agcy. Rev.:

(Atlanticare Med. Ctr.) Series B, 10.125%              -          700,000                    749,882
11/1/14

(Cap. Appreciation) (Massachusetts
Biomedical) Series A 2:

0% 8/1/08                                              -          800,000                    505,864

0% 8/1/10                                              -          4,500,000                  2,525,850

Rfdg. (Emerson College) Issue A, 8.9% 1/1/18           -          1,000,000                  1,086,610

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

MASSACHUSETTS - CONTINUED

Massachusetts Muni. Wholesale Elec. Co. Pwr.           Baa2      $ 1,000,000                $ 1,095,790
Supply Sys. Rev. Rfdg. Series C, 6.5% 7/1/03

New England Ed. Ln. Marketing Corp.                    Aaa        3,000,000                  3,158,730
Massachusetts Student Ln. Rev. Issue A, 5.8%
3/1/02

                                                                                             27,243,696

MICHIGAN - 5.0%

Detroit Gen. Oblig. Rfdg. Series B, 6% 4/1/00          Baa1       1,710,000                  1,760,325

Michigan Bldg. Auth. Rev. (Facilities Prog.)           Aaa        3,000,000                  3,372,510
Series 1, 6% 10/1/05 (AMBAC Insured)

Michigan Hosp. Fin. Auth. Rev.:

(Detroit Med. Ctr.) Series A, 5.25% 8/15/28            A3         2,500,000                  2,448,675

Rfdg.:

(Genesys Reg'l. Hosp.) Series A:

5.5% 10/1/18                                           Baa2       4,250,000                  4,285,063

5.5% 10/1/27                                           Baa2       3,000,000                  3,011,490

(Pontiac Osteopathic Hosp.) Series A, 6%               Baa1       2,000,000                  2,083,040
2/1/24

Michigan Strategic Fund Ltd. Oblg. Rev. Rfdg.          Aaa        3,000,000                  3,048,390
(Detroit Edison Co.) Series A, 5.55% 9/1/29
(MBIA Insured) (b)(f)

Royal Oak Hosp. Fin. Auth. Rev. Rfdg. (William         Aa3        2,310,000                  2,637,697
Beaumont Hosp.) 6.25% 1/1/09

                                                                                             22,647,190

MINNESOTA - 2.2%

Minneapolis & Saint Paul Hsg. & Redev. Auth.           Aaa        2,300,000                  2,270,721
Health Care Sys. Rev. Rfdg. (Healthspan Health
Sys. Corp.) Series A, 4.75% 11/15/18
(AMBAC Insured)

Minnesota Hsg. Fin. Agcy. (Single Family Mtg.)         Aa2        2,000,000                  2,124,040
Series D, 6.4% 7/1/15 (f)

Rochester Health Care Facilities Rev. (Mayo            AA+        2,000,000                  2,102,140
Foundation) Series A, 5.5% 11/15/27

Western Minnesota Muni. Pwr. Agcy. Pwr. Supply         Aaa        3,000,000                  3,408,630
Rev. Rfdg. Series A, 6.25% 1/1/06 (AMBAC
Insured)

                                                                                             9,905,531

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

MISSISSIPPI - 0.6%

Mississippi Gen. Oblig. 6.2% 2/1/08 (Escrowed          Aaa       $ 2,250,000                $ 2,564,685
to Maturity) (g)

Mississippi Home Corp. Single Family Rev. Rfdg.        Aaa        205,000                    217,909
Series A, 9.25% 3/1/12 (FGIC Insured)

                                                                                             2,782,594

NEBRASKA - 1.4%

Nebraska Pub. Pwr. Dist. Rev.:

(Elec. Sys.) Series A, 6% 1/1/06                       A1         1,500,000                  1,626,240
(Pre-Refunded to 1/1/02 @ 102) (g)

Rfdg. (Pwr. Supply Sys.) Series C, 5% 1/1/17           A1         4,590,000                  4,856,817
(Pre-Refunded to 7/1/04 @ 101) (g)

                                                                                             6,483,057

NEVADA - 0.6%

Las Vegas Downtown Redev. Agcy. Tax Increment
Rev. (Fremont Street Proj.) Series A:

6% 6/15/10                                             BBB+       1,500,000                  1,558,875

6.1% 6/15/14                                           BBB+       1,000,000                  1,053,010

                                                                                             2,611,885

NEW HAMPSHIRE - 0.1%

New Hampshire Higher Edl. & Health Facilities          -          485,000                    518,329
Auth. Rev. (Littleton Hosp. Assoc., Inc.) Series
A, 9.5% 5/1/20 (Pre-Refunded to 5/1/00 @
102) (g)

NEW JERSEY - 2.0%

New Jersey Edl. Facilities Auth. Rev. Rfdg. (Seton
Hall Univ.) Series P J:

5% 7/1/18 (AMBAC Insured) (b)                          Aaa        1,000,000                  983,920

5.25% 7/1/07 (AMBAC Insured) (b)                       Aaa        1,610,000                  1,709,112

New Jersey Trans. Trust Fund Auth. Rfdg. (Trans.       Aaa        4,000,000                  4,316,920
Sys.) Series A, 5.5% 6/15/11 (MBIA Insured)

Passaic County Util. Auth. Solid Waste Disp. Rev.      Aaa        2,500,000                  2,210,925
Rfdg. (Cap. Appreciation) 0% 3/1/02 (MBIA
Insured)

                                                                                             9,220,877

NEW MEXICO - 1.8%

Albuquerque Arpt. Rev. Rfdg.:

6.7% 7/1/18 (AMBAC Insured) (f)                        Aaa        3,970,000                  4,580,348

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

NEW MEXICO - CONTINUED

Albuquerque Arpt. Rev. Rfdg.: - continued

6.75% 7/1/11 (AMBAC Insured) (f)                       Aaa       $ 1,805,000                $ 2,185,422

New Mexico Edl. Assistance Foundation Student          Aaa        1,585,000                  1,617,302
Ln. Rev. Series B, 5.25% 4/1/05 (AMBAC
Insured) (f)

                                                                                             8,383,072

NEW YORK - 20.6%

Long Island Pwr. Auth. Elec. Sys. Rev.:

4% 4/1/00                                              Baa1       2,250,000                  2,261,880

Series A:

5.125% 12/1/22 (FSA Insured)                           Aaa        9,390,000                  9,447,279

5.25% 12/1/26                                          Baa1       3,500,000                  3,522,680

5.5% 12/1/29                                           Baa1       2,400,000                  2,474,520

Metropolitan Trans. Auth. Commuter Facilities
Rev. Rfdg. (Svc. Contract) Series R:

5% 7/1/02                                              Baa1       2,370,000                  2,456,315

5% 7/1/03                                              Baa1       2,490,000                  2,594,854

Muni. Assistance Corp. for New York City Rfdg.         Aa2        5,000,000                  5,588,400
Series H, 6% 7/1/05

New York City Gen. Oblig.:

Rfdg.:

Series A, 7% 8/1/03                                    A3         2,000,000                  2,248,640

Series B:

5.7% 8/15/02                                           A3         1,130,000                  1,200,376

5.7% 8/15/02 (Escrowed to Maturity) (g)                A3         35,000                     37,383

6.75% 8/15/03                                          A3         2,000,000                  2,233,580

Series E, 6.5% 2/15/04 (FGIC Insured)                  Aaa        1,500,000                  1,674,930

Series B, 7.5% 2/1/02                                  A3         3,525,000                  3,900,836

Series D, 5.5% 2/15/04                                 A3         5,000,000                  5,320,300

Series H, 6.875% 2/1/02                                A3         240,000                    261,449

New York City Ind. Dev. Agcy. Spl. Fac. Rev.           A3         8,680,000                  9,393,930
(Term. One Group Assoc. Proj.) 5.9%
1/1/06 (f)

New York City Ind. Dev. Agcy. Ind. Dev. Rev.           Aaa        1,000,000                  1,097,070
(Japan Airlines Co. Ltd. Proj.) Series 1991, 6%
11/1/15 (FSA Insured) (f)

New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Sys. Rev. Series B:

5.5% 6/15/27 (MBIA Insured)                            Aaa        3,500,000                  3,660,370

5.75% 6/15/26                                          A2         5,000,000                  5,363,800

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

NEW YORK - CONTINUED

New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Sys. Rev. Series B: - continued

5.75% 6/15/29                                          A2        $ 4,000,000                $ 4,287,840

New York State Dorm. Auth. Rev.:

(City Univ. Sys. Consolidated) Series A, 5.7%          Baa1       3,000,000                  3,269,640
7/1/05

(New York Univ.) Series A, 5.75% 7/1/14                Aaa        1,000,000                  1,115,330
(MBIA Insured)

Rfdg. (Jamaica Hosp.) Series F, 5.2% 2/15/14           Aaa        6,150,000                  6,316,419
(MBIA Insured)

New York State Local Gov't. Assistance Corp.           A3         7,500,000                  8,098,500
Rfdg. Series C, 5.5% 4/1/17

New York State Pwr. Auth. Rev. Series Z, 6.5%          AAA        2,010,000                  2,211,985
1/1/19 (Pre-Refunded to 1/1/02 @ 102) (g)

New York State Thruway Auth. Svc. Contract Rev.        Baa1       2,000,000                  2,187,740
(Local Hwy. & Bridges) 5.9% 4/1/07

Suffolk County Wtr. Auth. Wtrwks. Rev. Rfdg. 6%        Aaa        1,000,000                  1,142,450
6/1/17 (MBIA Insured)

                                                                                             93,368,496

NORTH CAROLINA - 4.4%

North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev. Rfdg.:

Series A, 5.5% 1/1/05 (MBIA Insured)                   Aaa        4,000,000                  4,305,840

Series B:

6% 1/1/06                                              Baa1       4,175,000                  4,567,826

7.25% 1/1/07                                           Baa1       1,000,000                  1,186,220

Series C:

5.125% 1/1/03                                          Baa1       2,600,000                  2,689,492

5.25% 1/1/04                                           Baa1       1,365,000                  1,427,135

5.5% 1/1/07 (MBIA Insured)                             Aaa        2,000,000                  2,173,960

North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev.:

Rfdg. 5.75% 1/1/02                                     A3         1,750,000                  1,837,798

6.25% 1/1/17 (AMBAC Insured)                           Aaa        1,150,000                  1,256,467

6.25% 1/1/17 (AMBAC Insured)                           Aaa        650,000                    721,799
(Pre-Refunded to 1/1/03 @ 102) (g)

                                                                                             20,166,537

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

OHIO - 3.5%

Cincinnati Student Ln. Fdg. Corp. Student Ln.          -         $ 2,025,000                $ 2,127,627
Rev. Series B, 8.875% 8/1/08 (f)

Gateway Economic Dev. Corp. Greater                    -          3,000,000                  3,153,090
Cleveland Stadium Rev. 6.5% 9/15/14 (f)

Marion County Hosp. Impt. Rev. Rfdg. (Commty.          BBB+       1,000,000                  1,032,050
Hosp. Proj.) 5.6% 5/15/01

Ohio Tpk. Commission Tpk. Rev. Rfdg. Series A,         Aaa        5,000,000                  5,456,200
5.5% 2/15/24 (FGIC Insured)

Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.
(Wtr. Cont. Ln. Fund):

State Match Series, 6.5% 12/1/04 (MBIA                 Aaa        1,835,000                  2,086,358
Insured)

5.625% 6/1/06 (MBIA Insured)                           Aaa        2,000,000                  2,189,400

                                                                                             16,044,725

OKLAHOMA - 1.0%

Tulsa Muni. Arpt. Trust Rev. (American Airlines        Baa2       4,000,000                  4,454,680
Corp. Proj.) 7.35% 12/1/11

PENNSYLVANIA - 5.4%

Allegheny County Ind. Dev. Auth. Rev.                  -          340,000                    368,516
(YMCA Pittsburgh Proj.) Series A, 8.75%
3/1/10

Butler County Ind. Dev. Auth. Health Ctr. Rev.         A          3,000,000                  3,120,870
Rfdg. (Sherwood Oaks Proj.) 5.75% 6/1/11

Cumberland County Muni. Auth. Rev. Rfdg.
(Carlisle Hosp. & Health):

6.8% 11/15/14                                          Baa2       3,250,000                  3,571,718

6.8% 11/15/23                                          Baa2       1,000,000                  1,098,990

Delaware County Auth. Rev. (1st. Mtg. Riddle
Village Proj.):

8.25% 6/1/22 (Escrowed to Maturity) (g)                Aaa        2,250,000                  2,770,988

8.75% 6/1/10 (Pre-Refunded to 6/1/02 @                 Aaa        2,870,000                  3,401,381
102) (g)

9.25% 6/1/22 (Pre-Refunded to 6/1/02 @                 Aaa        2,905,000                  3,485,651
102) (c)(g)

Delaware County Ind. Dev. Auth. Rev. Rfdg.             Baa1       1,900,000                  2,072,254
(Resource Recovery Facility) Series A, 6.1%
7/1/13

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

PENNSYLVANIA - CONTINUED

Pennsylvania Gen. Oblig. Second Series, 5.8%           Aa3       $ 3,000,000                $ 3,281,400
7/1/04

Pennsylvania Ind. Dev. Auth. Rev. (Econ. Dev.)         Aaa        1,345,000                  1,517,967
5.8% 7/1/09 (AMBAC Insured)

                                                                                             24,689,735

RHODE ISLAND - 1.1%

Rhode Island Port Auth. & Economic Dev. Corp.          Aaa        4,000,000                  4,970,800
Arpt. Rev. Series A, 7% 7/1/14 (FSA
Insured) (f)

SOUTH CAROLINA - 0.4%

Piedmont Muni. Pwr. Agcy. Elec. Rev. Rfdg.             Aaa        1,715,000                  1,920,543
Series A, 6.25% 1/1/05 (FGIC Insured)

TENNESSEE - 0.2%

Metro Govt. Nashville & Davidson County Elec.          Aaa        1,000,000                  739,770
Rev. (Cap. Appreciation) Series A, 0%
5/15/06 (MBIA Insured)

TEXAS - 3.3%

Conroe Independent School Dist. Rfdg. (Cap.            Aaa        750,000                    478,508
Appreciation) Series B, 0% 2/15/09

Dallas-Fort Worth Int'l. Arpt. Facility Impt. Corp.    Baa1       6,000,000                  6,425,220
Rev. (American Airlines, Inc.) 7.5%
11/1/25 (f)

Midlothian Independent School Dist. Rfdg. (Cap.        Aaa        1,845,000                  1,497,623
Appreciation) 0% 2/15/04

San Antonio Elec. & Gas Rev. Rfdg. 5.5%                Aa1        1,500,000                  1,566,420
2/1/20

Texas Pub. Fin. Auth. Series A, 5% 10/1/14             Aa2        5,000,000                  5,039,350

                                                                                             15,007,121

UTAH - 2.9%

Intermountain Pwr. Agcy. Rev. Rfdg.:

Series A, 6.5% 7/1/09 (AMBAC Insured)                  Aaa        1,000,000                  1,189,920

Series B, 5.75% 7/1/16 (MBIA Insured)                  Aaa        2,500,000                  2,745,175

Series D, 5% 7/1/21 (MBIA Insured)                     Aaa        1,200,000                  1,180,824

Spl. Oblig. 6th Series B, 6% 7/1/16                    Aaa        7,000,000                  7,769,020
(MBIA Insured)

South Salt Lake City Ind. Rev. (Price Savers           -          250,000                    276,270
Wholesale Club Proj.) 9% 11/15/13

                                                                                             13,161,209

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

VIRGINIA - 0.3%

Loudoun County Ind. Dev. Auth. Residential Care        Aaa       $ 1,000,000                $ 1,189,660
Facilities Rev. (Falcons Landing Proj.) Series A,
9.25% 11/1/04 (Escrowed to Maturity) (g)

WASHINGTON - 4.9%

King County Gen. Oblig. Series D, 5.75%                Aa1        3,990,000                  4,447,613
12/1/11

Washington Pub. Pwr. Supply Sys. Nuclear Proj.
#2 Rev.:

Rfdg. Series A:

5.9% 7/1/04                                            Aa1        1,000,000                  1,095,110

 4.8% 7/1/04                                           Aa1        2,000,000                  2,079,760

5.4% 7/1/12                                            Aa1        14,000,000                 14,783,994

                                                                                             22,406,477

TOTAL MUNICIPAL BONDS                                                                        448,935,372
(Cost $420,348,475)



MUNICIPAL NOTES - 0.7%



MICHIGAN - 0.7%

Michigan Muni. Bond Auth. Rev. RAN Series D 1, 4.25% 8/27/99   3,000,000        3,031,140
(Cost $3,019,038)


CASH EQUIVALENTS - 0.4%

                                       SHARES

Municipal Central Cash Fund (d)(e)      1,853,056                  1,853,056
(Cost $1,853,056)

TOTAL INVESTMENT IN SECURITIES - 100%                            $ 453,819,568
(Cost $425,220,569)




FUTURES CONTRACTS

                                                                                EXPIRATION        UNDERLYING   UNREALIZED
                                                                                DATE              FACE AMOUNT  GAIN/(LOSS)

SOLD

55 Bond Buyer Municipal Bond Index Contracts                                    Dec. 1998         $ 6,900,781  $ 83,889

THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.5%.


LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $323,968.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(e) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.35%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.

SECURITY TYPE ABBREVIATION
RAN - Revenue Anticipation Note
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   67.5%  AAA, AA, A   67.5%

Baa          19.0%  BBB          20.3%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

The percentage not rated by Moody's or S&P amounted to 5.4%.

OTHER INFORMATION
The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations                   20.5%

Electric Utilities                    19.1

Health Care                           13.4

Transportation                        12.0

Escrowed/Pre-Refunded                 11.3

Industrial Development                6.8

Others (individually less than 5%)     16.9

TOTAL                                 100.0%

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost
of investment securities for income tax purposes was $425,220,569. Net unrealized appreciation aggregated $28,598,999, of which $28,734,615 related to appreciated investment securities and $135,616 related to depreciated investment securities.
At October 31, 1998, the fund had a capital loss carryforward of approximately $15,845,000 of which $2,066,000, $7,511,000 and
$6,268,000 will expire
on October 31, 2002, 2003 and 2004, respectively.
At October 31, 1998 the fund was required to defer approximately $755,840 of losses on futures contracts.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                      OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $425,220,569) -                 $ 453,819,568
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                           762,152

INTEREST RECEIVABLE                                                       7,516,160

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                       41,250

OTHER RECEIVABLES                                                         22,338

 TOTAL ASSETS                                                             462,161,468

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 2,265,750
REGULAR DELIVERY

 DELAYED DELIVERY                                            5,621,843

PAYABLE FOR FUND SHARES REDEEMED                             379,702

DISTRIBUTIONS PAYABLE                                        664,346

ACCRUED MANAGEMENT FEE                                       147,576

DISTRIBUTION FEES PAYABLE                                    126,461

OTHER PAYABLES AND ACCRUED EXPENSES                          106,753

 TOTAL LIABILITIES                                                        9,312,431

NET ASSETS                                                               $ 452,849,037

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 440,825,900

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     (16,659,751)
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 28,682,888

NET ASSETS                                                               $ 452,849,037


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                          $12.54
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($6,721,100 (DIVIDED BY) 535,829 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $12.54)         $13.17

CLASS T:                                                       $12.56
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($380,324,545 (DIVIDED BY) 30,291,618 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $12.56)         $13.02

CLASS B:                                                       $12.53
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($55,031,711 (DIVIDED BY) 4,393,495 SHARES) A

CLASS C:                                                       $12.56
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($7,030,566 (DIVIDED BY) 559,837 SHARES) A

INSTITUTIONAL CLASS:                                           $12.51
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($3,741,115 (DIVIDED BY) 299,162 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                                        YEAR ENDED OCTOBER 31, 1998

INTEREST INCOME                                                        $ 24,223,962

EXPENSES

MANAGEMENT FEE                                            $ 1,699,469

TRANSFER AGENT FEES                                        691,776

DISTRIBUTION FEES                                          1,419,553

ACCOUNTING FEES AND EXPENSES                               184,252

NON-INTERESTED TRUSTEES' COMPENSATION                      1,388

CUSTODIAN FEES AND EXPENSES                                21,309

REGISTRATION FEES                                          77,268

AUDIT                                                      42,525

LEGAL                                                      8,340

REPORTS TO SHAREHOLDERS                                    39,993

MISCELLANEOUS                                              1,231

 TOTAL EXPENSES BEFORE REDUCTIONS                          4,187,104

 EXPENSE REDUCTIONS                                        (18,038)     4,169,066

NET INTEREST INCOME                                                     20,054,896

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     797,794

 FUTURES CONTRACTS                                         44,323       842,117

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     13,311,152

 FUTURES CONTRACTS                                         51,051       13,362,203

NET GAIN (LOSS)                                                         14,204,320

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 34,259,216
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        YEAR ENDED     YEAR ENDED
                                                        OCTOBER 31,    OCTOBER 31,
                                                        1998           1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 20,054,896   $ 23,276,174
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                842,117        982,319

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    13,362,203     14,869,381

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         34,259,216     39,127,874
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (20,054,896)   (24,140,139)
FROM NET INTEREST INCOME

 IN EXCESS OF NET INTEREST INCOME                        -              (86,644)

 TOTAL DISTRIBUTIONS                                     (20,054,896)   (24,226,783)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             279,500        (97,485,396)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                14,483,820     (82,584,305)

NET ASSETS

 BEGINNING OF PERIOD                                     438,365,217    520,949,522

 END OF PERIOD                                          $ 452,849,037  $ 438,365,217



FINANCIAL HIGHLIGHTS - CLASS A
                                                                     YEARS ENDED OCTOBER 31,

                                                     1998                     1997       1996 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 12.150                 $ 11.740   $ 11.630

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .571                     .583 D     .105 D, E

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .390                     .445       .109

 TOTAL FROM INVESTMENT OPERATIONS                     .961                     1.028      .214

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.571)                   (.616) E   (.104)

 IN EXCESS OF NET INTEREST INCOME                     -                        (.002) H   -

 TOTAL DISTRIBUTIONS                                  (.571)                   (.618)     (.104)

NET ASSET VALUE, END OF PERIOD                       $ 12.540                 $ 12.150   $ 11.740

TOTAL RETURN B, C                                     8.07%                    9.02%      1.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 6,721                  $ 3,755    $ 202

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% G                   .90% G     .90% A, G

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    4.57%                    4.87%      5.73% A

PORTFOLIO TURNOVER RATE                               36%                      36%        49%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS T
                                                                YEARS ENDED OCTOBER 31,

                                    1998                     1997       1996        1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,                    $ 12.150                 $ 11.760   $ 11.880    $ 11.220   $ 12.720
BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                 .571                     .597 C     .677 C, D   .700       .689

 NET REALIZED AND UNREALIZED         .410                     .407       (.136)      .660       (1.430)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    .981                     1.004      .541        1.360      (.741)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.571)                   (.612) D   (.661)      (.700)     (.689)

 IN EXCESS OF NET INTEREST INCOME    -                        (.002) B   -           -          -

 FROM NET REALIZED GAIN              -                        -          -           -          (.060)

 IN EXCESS OF NET REALIZED GAIN      -                        -          -           -          (.010)

 TOTAL DISTRIBUTIONS                 (.571)                   (.614)     (.661)      (.700)     (.759)

NET ASSET VALUE, END OF PERIOD      $ 12.560                 $ 12.150   $ 11.760    $ 11.880   $ 11.220

TOTAL RETURN A                       8.15%                    8.89%      4.68%       12.50%     (6.03)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 380,325                $ 392,075  $ 480,432   $ 565,131  $ 544,422
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         .87%                     .89%       .89%        .91%       .89%
NET ASSETS

RATIO OF NET INTEREST INCOME TO      4.62%                    5.04%      5.74%       6.06%      5.78%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              36%                      36%        49%         37%        38%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.
C NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

FINANCIAL HIGHLIGHTS - CLASS B
                                                               YEARS ENDED OCTOBER 31,

                                    1998                     1997       1996        1995      1994 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 12.130                 $ 11.740   $ 11.860    $ 11.210  $ 11.610
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME                 .491                     .515 E     .596 E, G   .612      .188

 NET REALIZED AND UNREALIZED         .400                     .416       (.136)      .650      (.400)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    .891                     .931       .460        1.262     (.212)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.491)                   (.539) G   (.580)      (.612)    (.188)

 IN EXCESS OF NET INTEREST INCOME    -                        (.002) H   -           -         -

 TOTAL DISTRIBUTIONS                 (.491)                   (.541)     (.580)      (.612)    (.188)

NET ASSET VALUE, END OF PERIOD      $ 12.530                 $ 12.130   $ 11.740    $ 11.860  $ 11.210

TOTAL RETURN B, C                    7.47%                    8.15%      3.98%       11.57%    (1.86)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 55,032                 $ 41,024   $ 39,389    $ 32,395  $ 9,968
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         1.53%                    1.56%      1.57%       1.86% D   2.09% A
NET ASSETS

RATIO OF NET INTEREST INCOME TO      3.96%                    4.35%      5.06%       5.18%     4.58% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              36%                      36%        49%         37%       38%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS C
                                                     YEAR ENDED
                                                     OCTOBER 31,

                                                     1998 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 12.130

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .455

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .430

 TOTAL FROM INVESTMENT OPERATIONS                     .885

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.455)

NET ASSET VALUE, END OF PERIOD                       $ 12.560

TOTAL RETURN B, C                                     7.41%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 7,031

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.75% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.60% A

PORTFOLIO TURNOVER RATE                               36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                                                   YEARS ENDED OCTOBER 31,

                                              1998                     1997       1996        1995 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD          $ 12.120                 $ 11.720   $ 11.880    $ 11.700

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                           .592                     .609 D     .707 D, G   .232

 NET REALIZED AND UNREALIZED GAIN (LOSS)       .390                     .464       (.197)      .180

 TOTAL FROM INVESTMENT OPERATIONS              .982                     1.073      .510        .412

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                      (.592)                   (.671) G   (.670)      (.232)

 IN EXCESS OF NET INTEREST INCOME              -                        (.002) H   -           -

 TOTAL DISTRIBUTION                            (.592)                   (.673)     (.670)      (.232)

NET ASSET VALUE, END OF PERIOD                $ 12.510                 $ 12.120   $ 11.720    $ 11.880

TOTAL RETURN B, C                              8.28%                    9.44%      4.41%       3.55%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)       $ 3,741                  $ 1,511    $ 927       $ 154

RATIO OF EXPENSES TO AVERAGE NET ASSETS        .75% F                   .75% F     .75% F      .75% A, F

RATIO OF NET INTEREST INCOME TO AVERAGE NET    4.75%                    5.11%      5.88%       5.89% A
ASSETS

PORTFOLIO TURNOVER RATE                        36%                      36%        49%         37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5OF NOTES TO FINANCIAL STATEMENTS).
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Income Fund(the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. At a special meeting of the shareholders of the fund on April 15, 1998, shareholders approved an Agreement and Plan Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series II, on or about February 26, 1999.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class C shares on November 3, 1997. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for future transactions, market discount, capital loss carryforwards, and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $166,603,774 and $155,415,463, respectively.
The market value of futures contracts opened and closed during the period amounted to $43,912,925 and $48,390,926, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO      RETAINED
          FDC          BY FDC

CLASS A   $ 7,582      $ 126

CLASS T    958,589      10,809

CLASS B    423,933      306,178

CLASS C    29,449       29,368

          $ 1,419,553  $ 346,481

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 747

CLASS T                43,765

CLASS B                11,053

CLASS C                2,835

INSTITUTIONAL CLASS    495

                      $ 58,895

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 38,091   $ 15,167

CLASS T    179,663    60,942

CLASS B    112,936    112,936*

CLASS C    6,848      6,848*

          $ 337,538  $ 195,893

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 8,537    .17

CLASS T                 599,276   .16

CLASS B                 73,627    .16

CLASS C                 4,797     .16*

INSTITUTIONAL CLASS     5,539     .20

                       $ 691,776

* ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 106

CLASS C               1.75%         9,313

INSTITUTIONAL CLASS   .75%          6,230

                                   $ 15,649

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,389 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                                  YEARS ENDED OCTOBER 31,

                                  1998 A                   1997

FROM NET INTEREST INCOME

CLASS A                           $ 231,309                $ 94,032

CLASS T                            17,722,552               22,160,320

CLASS B                            1,865,869                1,825,294

CLASS C                            106,528                  -

INSTITUTIONAL CLASS                128,638                  60,493

TOTAL                             $ 20,054,896             $ 24,140,139

IN EXCESS OF NET INTEREST INCOME

CLASS A                           $ -                      $ 40

CLASS T                            -                        79,597

CLASS B                            -                        6,838

CLASS C                            -                        -

INSTITUTIONAL CLASS                -                        169

TOTAL                             $ -                      $ 86,644

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                       DOLLARS

                                YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,

                                1998 A        1997           1998 A          1997



CLASS A                          362,699       307,664       $ 4,479,496     $ 3,663,457
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    11,508        3,770          142,669         45,120

SHARES REDEEMED                  (147,406)     (19,585)       (1,811,982)     (234,062)

NET INCREASE (DECREASE)          226,801       291,849       $ 2,810,183     $ 3,474,515

CLASS T                          4,799,958     2,221,421     $ 59,544,980    $ 26,303,589
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    873,770       1,143,394      10,820,895      13,582,690

SHARES REDEEMED                  (7,639,811)   (11,972,642)   (94,496,816)    (141,705,601)

NET INCREASE (DECREASE)          (1,966,083)   (8,607,827)   $ (24,130,941)  $ (101,819,322)

CLASS B                          1,497,112     713,815       $ 18,512,808    $ 8,459,000
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    86,162        90,487         1,065,255       1,073,258

SHARES REDEEMED                  (572,594)     (777,996)      (7,073,528)     (9,216,485)

NET INCREASE (DECREASE)          1,010,680     26,306        $ 12,504,535    $ 315,773

CLASS C                          650,179       -             $ 8,065,902     $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4,455         -              55,539          -

SHARES REDEEMED                  (94,797)      -              (1,177,225)     -

NET INCREASE (DECREASE)          559,837       -             $ 6,944,216     $ -

INSTITUTIONAL CLASS              238,568       107,503       $ 2,943,409     $ 1,278,313
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    6,313         3,746          77,958          44,614

SHARES REDEEMED                  (70,388)      (65,730)       (869,860)       (779,289)

NET INCREASE (DECREASE)          174,493       45,519        $ 2,151,507     $ 543,638


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION
                      FEES

CLASS A               $ 6,683

CLASS T                36,678

CLASS B                11,483

CLASS C                13,760

INSTITUTIONAL CLASS    8,664

                      $ 77,268

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor Municipal Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series V) at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1998

DISTRIBUTIONS


During fiscal year ended 1998, 100% of the fund's income dividends was free from federal income tax, and 17.42% of the fund's income dividends was subject to the federal alternative minimum tax.








INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Christine J. Thompson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

HIM-ANN-1298  67163
1.538412.101

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC)(registered trademark)



(2_FIDELITY_LOGOS)(REGISTERED TRADEMARK)

FIDELITY ADVISOR
MUNICIPAL INCOME FUND -
INSTITUTIONAL CLASS

ANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE     3   NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE             4   HOW THE FUND HAS DONE OVER TIME.

FUND TALK               7   THE MANAGER'S REVIEW OF FUND
                            PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES      10  A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                            INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS             11  A COMPLETE LIST OF THE FUND'S INVESTMENTS
                            WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS    25  STATEMENTS OF ASSETS AND LIABILITIES,
                            OPERATIONS, AND CHANGES IN NET ASSETS,
                            AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                   34  NOTES TO THE FINANCIAL STATEMENTS.

REPORT OF INDEPENDENT   42  THE AUDITORS' OPINION.
ACCOUNTANTS

DISTRIBUTIONS           43


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY ADVISOR FUND, INCLUDING CHARGES AND EXPENSES, CONTACT YOUR
INVESTMENT PROFESSIONAL FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy. Remember to contact your investment professional if you need help with your investments.
Best regards,
Edward C. Johnson 3d

FIDELITY ADVISOR MUNICIPAL INCOME FUND - INSTITUTIONAL CLASS
PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                PAST 1  PAST 5  PAST 10
                                              YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - INST CL       8.28%   30.92%  131.45%

LB MUNICIPAL BOND                             8.02%   36.06%  119.13%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE          7.12%   30.95%  110.18%

CUMULATIVE TOTAL RETURNS show Institutional Class' performance in percentage terms over a set period - in this case, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the general municipal debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past one year average represents a peer group of 239 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998           PAST 1  PAST 5  PAST 10
                                         YEAR    YEARS   YEARS

FIDELITY ADV MUNICIPAL INCOME - INST CL  8.28%   5.54%   8.75%

LB MUNICIPAL BOND                        8.02%   6.35%   8.16%

GENERAL MUNICIPAL DEBT FUNDS AVERAGE     7.12%   5.53%   7.70%

AVERAGE ANNUAL TOTAL RETURNS take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

$10,000 OVER 10 YEARS
             FA Municipal Income -CL I   LB Municipal Bond
             00679                       LB015
  1988/10/31      10000.00                    10000.00
  1988/11/30      10010.81                     9908.40
  1988/12/31      10125.30                    10009.76
  1989/01/31      10252.80                    10216.76
  1989/02/28      10263.08                    10100.19
  1989/03/31      10342.06                    10076.05
  1989/04/30      10578.40                    10315.26
  1989/05/31      10751.23                    10529.51
  1989/06/30      10874.37                    10672.50
  1989/07/31      10969.76                    10817.75
  1989/08/31      11054.62                    10711.84
  1989/09/30      11087.95                    10679.92
  1989/10/31      11205.02                    10810.54
  1989/11/30      11342.96                    10999.72
  1989/12/31      11450.80                    11089.70
  1990/01/31      11468.87                    11037.25
  1990/02/28      11551.06                    11135.48
  1990/03/31      11623.53                    11138.82
  1990/04/30      11517.21                    11058.17
  1990/05/31      11753.24                    11299.57
  1990/06/30      11891.71                    11398.90
  1990/07/31      12075.13                    11566.46
  1990/08/31      11993.65                    11398.51
  1990/09/30      12078.93                    11405.01
  1990/10/31      12244.77                    11611.90
  1990/11/30      12548.59                    11845.41
  1990/12/31      12628.65                    11896.94
  1991/01/31      12775.62                    12056.60
  1991/02/28      12873.85                    12161.49
  1991/03/31      12949.54                    12165.87
  1991/04/30      13160.39                    12327.67
  1991/05/31      13323.07                    12437.27
  1991/06/30      13354.08                    12424.95
  1991/07/31      13526.75                    12576.29
  1991/08/31      13648.91                    12741.92
  1991/09/30      13809.00                    12907.82
  1991/10/31      13962.02                    13023.99
  1991/11/30      14014.54                    13060.33
  1991/12/31      14166.96                    13340.60
  1992/01/31      14324.00                    13371.02
  1992/02/29      14401.82                    13375.30
  1992/03/31      14474.08                    13380.25
  1992/04/30      14604.71                    13499.33
  1992/05/31      14735.72                    13658.22
  1992/06/30      14937.78                    13887.40
  1992/07/31      15457.92                    14303.75
  1992/08/31      15338.22                    14164.29
  1992/09/30      15433.94                    14256.92
  1992/10/31      15247.68                    14116.77
  1992/11/30      15553.28                    14369.61
  1992/12/31      15740.80                    14516.32
  1993/01/31      16007.05                    14685.14
  1993/02/28      16572.27                    15216.31
  1993/03/31      16399.42                    15055.47
  1993/04/30      16573.33                    15207.38
  1993/05/31      16710.57                    15292.84
  1993/06/30      16978.49                    15548.08
  1993/07/31      16991.10                    15568.45
  1993/08/31      17428.72                    15892.59
  1993/09/30      17670.07                    16073.60
  1993/10/31      17679.54                    16104.62
  1993/11/30      17506.76                    15962.74
  1993/12/31      17911.02                    16299.72
  1994/01/31      18119.58                    16485.86
  1994/02/28      17640.68                    16058.87
  1994/03/31      16700.37                    15404.96
  1994/04/30      16811.19                    15535.59
  1994/05/31      16910.60                    15670.28
  1994/06/30      16848.34                    15574.54
  1994/07/31      17152.26                    15860.02
  1994/08/31      17179.21                    15914.90
  1994/09/30      16910.09                    15681.27
  1994/10/31      16613.66                    15402.77
  1994/11/30      16079.53                    15124.28
  1994/12/31      16469.24                    15457.17
  1995/01/31      17025.62                    15898.94
  1995/02/28      17484.35                    16361.28
  1995/03/31      17576.28                    16549.27
  1995/04/30      17634.05                    16568.80
  1995/05/31      18198.36                    17097.51
  1995/06/30      18055.61                    16948.76
  1995/07/31      18117.71                    17109.43
  1995/08/31      18304.83                    17326.38
  1995/09/30      18487.38                    17436.06
  1995/10/31      18705.49                    17689.58
  1995/11/30      19076.41                    17983.05
  1995/12/31      19245.69                    18155.86
  1996/01/31      19352.00                    18292.94
  1996/02/29      19308.42                    18169.46
  1996/03/31      18916.88                    17937.26
  1996/04/30      18840.36                    17886.49
  1996/05/31      18771.77                    17879.34
  1996/06/30      18992.64                    18074.05
  1996/07/31      19118.70                    18238.52
  1996/08/31      19162.28                    18234.14
  1996/09/30      19335.69                    18489.42
  1996/10/31      19530.13                    18698.54
  1996/11/30      19909.34                    19040.72
  1996/12/31      19841.05                    18960.75
  1997/01/31      19905.03                    18996.58
  1997/02/28      20109.54                    19170.97
  1997/03/31      19897.93                    18915.42
  1997/04/30      20058.12                    19073.75
  1997/05/31      20307.60                    19360.61
  1997/06/30      20571.63                    19566.81
  1997/07/31      21166.98                    20108.81
  1997/08/31      20980.36                    19920.39
  1997/09/30      21245.94                    20156.84
  1997/10/31      21374.64                    20286.45
  1997/11/30      21516.92                    20405.73
  1997/12/31      21869.71                    20703.45
  1998/01/31      22085.93                    20917.11
  1998/02/28      22113.63                    20923.39
  1998/03/31      22151.22                    20941.80
  1998/04/30      22039.80                    20847.35
  1998/05/31      22380.77                    21177.37
  1998/06/30      22465.59                    21260.81
  1998/07/31      22517.31                    21314.17
  1998/08/31      22860.98                    21643.47
  1998/09/30      23148.60                    21913.15
  1998/10/30      23145.27                    21912.71
IMATRL PRASUN   SHR__CHT 19981031 19981110 112544 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Municipal Income Fund - Institutional Class on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $23,145 - a 131.45% increase on the initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index - a total return performance benchmark for investment-grade municipal bonds with maturities of at least one year - did over the same period. With dividends reinvested, the same $10,000 would have grown to $21,913 - a 119.13% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)
TOTAL RETURN COMPONENTS

                 YEARS ENDED OCTOBER 31,          JULY 3, 1995
                                                  (COMMENCEMENT OF
                                                  SALE OF INSTITUTIONAL
                                                  CLASS SHARES) TO
                                                  OCTOBER 31,

                  1998   1997   1996              1995

DIVIDEND RETURNS  5.06%  6.01%  5.76%             2.01%

CAPITAL RETURNS   3.22%  3.43%  -1.35%            1.54%

TOTAL RETURNS     8.28%  9.44%  4.41%             3.55%

TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998          PAST 1       PAST 6        PAST 1
                                        MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE                     4.82(CENTS)  28.64(CENTS)  59.24(CENTS)

ANNUALIZED DIVIDEND RATE                4.52%        4.59%         4.80%

30-DAY ANNUALIZED YIELD                 3.83%        -             -

30-DAY ANNUALIZED TAX-EQUIVALENT YIELD  5.98%        -             -


DIVIDENDS per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average net asset value of $12.56 over the past one month, $12.39 over the past six months, and $12.33 over the past one year, you can compare the class' income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the class' tax-free yield, if you're in the 36% federal tax bracket, but does not reflect payment of the federal alternative minimum tax, if applicable.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Despite heavy new supply and slack
demand for municipal bonds, and
an extreme flight to Treasuries by
investors, the municipal bond
market turned in a solid
performance for the 12 months
ended October 31, 1998. While
the glut of new issues hurt the price
of munis, their yields - which move
in the opposite direction of prices -
became attractive relative to taxable
bonds. Two interest-rate cuts by the
Federal Reserve Board and low
inflation provided additional
support. During this period, the
Lehman Brothers Municipal Bond
Index - a popular measure of the
municipal bond market - returned
8.02%. By comparison, the Lehman
Brothers Aggregate Bond Index -
a widely followed measure of taxable
bond performance - returned 9.34%
during the period. Throughout most
of the period, low interest rates and
a stable economy resulted in a flood
of municipalities rushing to sell
bonds this year. In fact, 1998 is on
track to top the record $293 billion
muni-bond issuance during 1993.
While waves of new issues kept total
return in check, volatility in the
equity markets, concerns about the
impact of overseas markets on the
U.S. economy and the attractive
level of muni-bond yields provided
support through the end of
September. Late in the period,
however, as equity markets rallied,
demand for the safety of municipal
bonds weakened, putting further
pressure on prices.
NOTE TO SHAREHOLDERS: Christine Thompson became Portfolio Manager of Fidelity Advisor Municipal Income Fund on July 13, 1998.
Q. HOW DID THE FUND PERFORM, CHRISTINE?
A. For the 12-month period that ended October 31, 1998, the fund's Institutional Class shares had a total return of 8.28%. To get a sense of how the fund did relative to its competitors during the same one-year period, the general municipal debt funds average returned 7.12%, according to Lipper Analytical Services. Additionally, the Lehman Brothers Municipal Bond Index - a broad measure of the performance of the municipal bond market - returned 8.02% for the same 12-month period.
Q. WHICH OF THE FUND'S HOLDINGS PERFORMED WELL OVER THE PAST 12
MONTHS?
A. Lower-quality investment-grade bonds - such as those rated Baa by Moody's Investors Service - were very strong performers during that time period. In their search for higher yields amid declining interest rates, investors increasingly gravitated toward these bonds because they offered an attractive combination of more yield than their higher-rated counterparts, plus investment-grade credit quality. In addition to a growing demand for Baa-rated bonds, there was a limited supply of them, which, taken together, helped them outpace higher-rated bonds during much of the period.
Q. GIVEN THEIR STRONG PERFORMANCE, WHY THEN DID YOU CUT BACK THE FUND'S STAKE IN BAA-RATED BONDS?
A. The spreads on the Baa-rated bonds - or the amount of yield investors demanded over that of higher-quality municipals - diminished because of limited supply and firm demand. That smaller - or tighter - yield spread signified that investors weren't demanding a lot of additional yield from Baa-rated securities to compensate for the bonds' lower credit quality. In light of the heightened possibility that global economic turmoil could translate into slower U.S. economic growth, and the potential for Baa-rated securities to lag higher-quality bonds as a result, I reduced the fund's investments in the Baa-rated sector. Among the fund's remaining Baa-rated holdings, I made some shifts. I sold some bonds whose issuers I felt had little room for further credit-quality improvement, and replaced them with more defensively oriented bonds, including those with short durations
- or less interest-rate sensitivity. In the event that investors push Baa-rated bond yields higher and their prices lower - perhaps because they're worried that these somewhat riskier bonds will have trouble during an economic slowdown - shorter-duration securities would fare better than those with longer durations. In addition, I continued to hold onto Baa-rated securities backed by issuers that I felt could perform relatively well in any economic environment.
Q. WERE THERE ANY DISAPPOINTMENTS?
A. Some of the fund's industrial development bonds were disappointments because they lagged the overall municipal market during the past several months. Industrial development bonds are issued through a municipality for a corporation to finance a fixed asset - such as an airline terminal or a road to a new industrial plant - for a purpose that is deemed in the public interest. Because an industrial development bond ultimately depends on the ability of a corporation to pay back both interest and principal, its fortunes are tied to the health of that business. As investors became more concerned about corporate profitability in the wake of a potentially slowing economy, industrial development bonds - particularly airline bonds - languished.
Q. DID YOU CHANGE THE WAY IN WHICH THE FUND'S INVESTMENTS WERE ALLOCATED ACROSS DIFFERENT STATES SINCE TAKING OVER THE FUND IN JULY?
A. I reduced the fund's stake in bonds issued in California, primarily because I felt their prospects for further appreciation were limited given their previous strong performance. I also cut the fund's holdings in Baa-rated New York state appropriated bonds, which was connected with the sale of Baa-rated bonds I mentioned earlier. I re-deployed the proceeds from those sales into bonds from a variety of other states I felt offered more attractive prices.
Q. WHAT'S YOUR OUTLOOK FOR THE MUNICIPAL MARKET?
A. From historical measures, municipals were priced quite attractively compared to their U.S. Treasury counterparts at the end of the period. One indication of munis' cheap prices is that their yields are roughly 90% of Treasury yields; historically, municipals yield between 65% and 80% of Treasuries. If municipal bond yields - which move in the opposite direction of their prices - move back to their historical relationship with Treasuries because of more favorable supply and demand conditions, they are likely to perform relatively well.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

CHRISTINE THOMPSON ON THE
ROLE OF THE LEHMAN BROTHERS
MUNICIPAL BOND INDEX IN THE
MANAGEMENT OF THE FUND:
"THE LEHMAN BROTHERS MUNICIPAL
BOND INDEX IS A REPRESENTATION OF
THE OVERALL MARKET IN WHICH THE
FUND INVESTS, AND INCLUDES MOST
OF THE UNIVERSE OF MUNICIPAL BONDS.
I MANAGE THE FUND TO HAVE SIMILAR
OVERALL INTEREST-RATE RISK TO ITS
BENCHMARK INDEX BUT, BEYOND THAT,
THE FUND CAN VARY SIGNIFICANTLY FROM
THE INDEX. WITH RESPECT TO SECTOR,
ISSUER AND STRUCTURAL COMPOSITION,
THE FUND'S HOLDINGS REFLECT MY
RESEARCH CONCLUSIONS ON THE
RELATIVE VALUE OF BONDS."
(SOLID BULLET) GENERAL OBLIGATION BONDS (GOS)
MADE UP THE FUND'S LARGEST SECTOR
CONCENTRATION AT 20.5% OF
INVESTMENTS AT THE END OF THE
PERIOD. A GO IS BACKED BY THE FULL
FAITH AND CREDIT - WHICH INCLUDES
THE TAXING POWER - OF A CITY,
COUNTY, STATE OR OTHER ISSUER, AND IS
REPAID WITH GENERAL REVENUE
INCLUDING TAXES.

FUND FACTS
GOAL: SEEKS TO PROVIDE A HIGH
CURRENT YIELD EXEMPT FROM
FEDERAL INCOME TAX BY INVESTING
NORMALLY IN INVESTMENT-GRADE
MUNICIPAL DEBT SECURITIES
START DATE: SEPTEMBER 16, 1987
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $452 MILLION
MANAGER: CHRISTINE THOMPSON,
SINCE JULY 1998; JOINED
FIDELITY IN 1985
(CHECKMARK)


INVESTMENT CHANGES





TOP FIVE STATES AS OF OCTOBER 31, 1998

                                        % OF FUND'S   % OF FUND'S INVESTMENTS IN
                                        INVESTMENTS   THESE HOLDINGS 6 MONTHS AGO

NEW YORK                                 20.6          21.4

CALIFORNIA                               6.6           7.6

MASSACHUSETTS                            6.0           4.4

COLORADO                                 5.8           6.1

MICHIGAN                                 5.7           0.6



TOP FIVE SECTORS AS OF OCTOBER 31, 1998

                                         % OF FUND'S   % OF FUND'S INVESTMENTS IN THE
                                         INVESTMENTS   THESE SECTORS 6 MONTHS AGO

GENERAL OBLIGATIONS                       20.5          26.6

ELECTRIC UTILITIES                        19.1          16.5

HEALTH CARE                               13.4          12.5

TRANSPORTATION                            12.0          9.0

ESCROWED/PRE-REFUNDED                     11.3          8.9


AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                          6 MONTHS AGO

YEARS                                              13.3   12.9

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                        6 MONTHS AGO

YEARS                             6.7   6.8

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

QUALITY DIVERSIFICATION (MOODY'S RATINGS)

AS OF OCTOBER 31, 1998 AS OF APRIL 30, 1998
AAA 43.0%
AA, A 27.3%
BAA 23.0%
NOT RATED 5.6%
SHORT-TERM
INVESTMENTS 1.1%
                        AAA 34.2%
                        AA, A 30.2%
                        BAA 26.5%
                        NOT RATED 6.9%
                        SHORT-TERM
                        INVESTMENTS 2.2%
ROW: 1, COL: 1, VALUE: 43.0
ROW: 1, COL: 2, VALUE: 27.3
ROW: 1, COL: 3, VALUE: 23.0
ROW: 1, COL: 4, VALUE: 5.6
ROW: 1, COL: 5, VALUE: 1.1
ROW: 1, COL: 1, VALUE: 34.2
ROW: 1, COL: 2, VALUE: 30.2
ROW: 1, COL: 3, VALUE: 26.5
ROW: 1, COL: 4, VALUE: 6.9
ROW: 1, COL: 5, VALUE: 2.2
WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. AMOUNTS SHOWN ARE AS A PERCENTAGE OF THE FUND'S INVESTMENTS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW AT OCTOBER 31, 1998 AND APRIL 30, 1998 ACCOUNT FOR 5.4% AND 0.4% RESPECTIVELY, OF THE FUND'S INVESTMENTS.


INVESTMENTS OCTOBER 31, 1998

Showing Percentage of Total Value of Investment in Securities



MUNICIPAL BONDS - 98.9%

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

ALABAMA - 1.0%

Shelby County Gen. Oblig. Series A,                    -         $ 4,000,000                $ 4,450,920
7.7% 8/1/17

ALASKA - 0.4%

Alaska Student Ln. Corp. Student Ln. Rev. Series A,    Aaa        1,500,000                  1,586,790
5.25% 7/1/07 (AMBAC Insured) (f)

ARKANSAS - 0.3%

Little Rock Arpt. Passenger Facilities Charge Rev.     Aaa        1,180,000                  1,305,222
5.65% 5/1/16 (AMBAC Insured) (f)

CALIFORNIA - 6.6%

California Dept. of Wtr. Resources Central Valley      Aa2        2,190,000                  2,350,790
Proj. Rev. (Wtr. Sys.) Series J 2, 6.125%
12/1/13

California Gen. Oblig. 6% 10/1/09                      Aa3        2,500,000                  2,887,325

California Hsg. Fin. Agcy. Rev.:

(Home Mtg.):

Series B, 5.2% 8/1/26 (MBIA Insured) (f)               Aaa        990,000                    1,013,552

Series R, 6.15% 8/1/27 (MBIA Insured) (f)              Aaa        1,500,000                  1,588,140

Rfdg. (Home Mtg.) Series A, 5.7% 8/1/16                Aaa        495,000                    508,251
(MBIA Insured)

California Pub. Wks. Board Lease Rev. Rfdg.:

(California Univ. Proj.) Series A,                     A1         2,000,000                  2,154,220
5.5% 10/1/13

(Dept. of Corrections State Prisons) Series A,         Aaa        1,750,000                  1,782,148
5% 12/1/19 (AMBAC Insured)

(Various California State Univ. Projs.) Series A,      Aa3        1,500,000                  1,650,540
5.5% 6/1/14

Central Valley Fin. Auth. Cogeneration Proj. Rev.      BBB-       4,500,000                  4,838,175
(Carson Ice Gen. Proj.) 6% 7/1/09

Foothill/Eastern Trans. Corridor Agcy. Toll Road.      Baa3       2,000,000                  921,440
Rev. (Cap. Appreciation) Series A, 0% 1/1/14

Northern California Pwr. Agcy. Pub. Pwr. Rev.          Aaa        1,500,000                  1,716,870
Rfdg. (Geothermal Proj. #3) Series A, 5.85%
7/1/10 (AMBAC Insured)

Sacramento City Fing. Auth. Lease Rev. Rfdg.           Aaa        2,000,000                  2,145,240
Series A, 5.4% 11/1/20 (AMBAC Insured)

Sacramento City Fing. Auth. Rev. (Cap.                 Aaa        1,225,000                  682,999
Appreciation) Series B, 0% 11/1/11
(MBIA Insured)

Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Procter & Gamble Proj.):

6.375% 7/1/10                                          BBB-       500,000                    558,970

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

CALIFORNIA - CONTINUED

Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Procter & Gamble Proj.): - continued

6.375% 7/1/10 (Pre-Refunded to                         BBB-      $ 500,000                  $ 578,055
7/1/05 @ 102) (g)

6.5% 7/1/14 (Pre-Refunded to                           BBB-       3,800,000                  4,433,004
7/1/05 @ 102) (g)

                                                                                             29,809,719

COLORADO - 5.8%

Arapaho County Cap. Impt. Trust Fund Hwy. Rev.         Aaa        7,800,000                  1,233,570
(Cap. Appreciation) Series C, 0% 8/31/26
(Pre-Refunded to 8/31/05 @ 20.862) (g)

Colorado Health Facilities Auth. Rev.:

(Nat'l. Benevolent Assoc. Proj.) Series A, 6.5%        Baa1       1,360,000                  1,487,799
6/1/25

Rfdg. (Rocky Mountain Adventist):

6.625% 2/1/13                                          Baa2       6,900,000                  7,371,201

6.625% 2/1/22                                          Baa2       4,000,000                  4,273,160

Colorado Springs Arpt. Rev. (Cap. Appreciation)
Series C:

0% 1/1/06 (MBIA Insured)                               Aaa        1,405,000                  1,054,916

0% 1/1/08 (MBIA Insured)                               Aaa        870,000                    590,286

Denver City & County Arpt. Rev.:

(Cap. Appreciation):

Series A, 0% 11/15/02 (MBIA Insured) (f)               Aaa        2,115,000                  1,812,470

Series D, 0% 11/15/04 (MBIA Insured) (f)               Aaa        1,700,000                  1,335,112

Rfdg. Series D, 5% 11/15/98 (f)                        Baa1       1,200,000                  1,200,468

Series A:

6.9% 11/15/98 (f)                                      Baa1       1,000,000                  1,000,940

7.5% 11/15/23 (f)                                      Baa1       2,070,000                  2,369,343

7.5% 11/15/23 (Pre-Refunded to                         Aaa        430,000                    515,420
11/15/04 @ 102) (f)(g)

8.5% 11/15/23 (f)                                      Baa1       1,000,000                  1,094,430

Series C, 6.55% 11/15/02 (f)                           Baa1       1,000,000                  1,080,420

                                                                                             26,419,535

CONNECTICUT - 2.1%

Connecticut Spl. Tax Oblig. Rev. (Trans.               Aaa        1,500,000                  1,653,975
Infrastructure) Series A, 5.5% 11/1/06 (FSA
Insured)

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

CONNECTICUT - CONTINUED

Connecticut Health & Edl. Facilities Auth. Rev.
(New Britain Memorial Hosp.) Series A:

7.5% 7/1/06 (Pre-Refunded to 7/1/02 @                  -         $ 2,400,000                $ 2,679,576
102) (g)

7.75% 7/1/22 (Pre-Refunded to 7/1/02 @                 AAA        1,500,000                  1,732,200
102) (g)

Eastern Resources Recovery Auth. Solid Waste           BBB+       3,350,000                  3,355,930
Rev. (Wheelabrator Lisbon Proj.) Series A,
5.5% 1/1/20 (f)

                                                                                             9,421,681

DISTRICT OF COLUMBIA - 2.7%

District of Columbia Gen. Oblig. Rfdg.:

Series A:

6% 6/1/07 (MBIA Insured)                               Aaa        1,850,000                  2,066,968

6% 6/1/07 (MBIA Insured) (Escrowed to                  Aaa        150,000                    169,269
Maturity) (g)

Series B, 5% 6/1/05 (MBIA Insured)                     Aaa        4,135,000                  4,310,779

District of Columbia Hosp. Rev. (Hosp. for Sick        -          955,000                    1,033,568
Children) Series A, 8.875% 1/1/21

District of Columbia Redev. Land Agcy.
Washington D.C. Sports Arena Spl. Tax Rev.:

5.3% 11/1/99                                           Baa        1,700,000                  1,723,256

5.625% 11/1/10                                         Baa        615,000                    635,664

District of Columbia Rev. Rfdg. (Georgetown            Aaa        2,000,000                  2,232,700
Univ.) Series A, 5.95% 4/1/14 (MBIA Insured)

                                                                                             12,172,204

FLORIDA - 2.4%

Broward County Resource Recovery Rev.                  A3         575,000                    612,950
(SES Broward Co. LP South Proj.)
7.95% 12/1/08

Dade County Aviation Rev. Rfdg. Series D,              Aaa        5,000,000                  5,472,200
5.75% 10/1/09 (AMBAC Insured) (f)

Florida Division Board Fin. Dept. Gen. Svcs. Rev.      Aaa        2,000,000                  2,128,200
Rfdg. (Dept. Envir. Proj.) Series A, 5% 7/1/06
(FSA Insured)

Florida Mid-Bay Bridge Auth. Rev. Series A,            -          2,500,000                  2,784,125
7.5% 10/1/17

                                                                                             10,997,475

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

HAWAII - 1.1%

Hawaii Gen. Oblig. Series C N, 6.25% 3/1/03            Aaa       $ 4,515,000                $ 4,935,121
(FGIC Insured)

IDAHO - 0.0%

Boise Urban Renewal Agcy. Parking Rev.                 BBB+       180,000                    182,952
Series A B C, 8.125% 9/1/15

ILLINOIS - 4.9%

Chicago Board of Ed. (Chicago School Reform)           Aaa        5,000,000                  5,375,650
5.75% 12/1/27 (AMBAC Insured)

Chicago Midway Arpt. Rev. Series A, 5.5%               Aaa        1,500,000                  1,569,090
1/1/29 (MBIA Insured)

Chicago O'Hare Int'l. Arpt. Rev.:

(Passenger Facility Charge) Series A, 5.6%             Aaa        2,500,000                  2,698,175
1/1/10 (AMBAC Insured)

Rfdg. (Gen. Arpt. Proj.) Series A:

6.25% 1/1/09 (AMBAC Insured) (f)                       Aaa        3,700,000                  4,168,346

6.375% 1/1/15 (MBIA Insured)                           Aaa        1,400,000                  1,565,690

Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev.       Baa2       1,000,000                  1,200,420
Rfdg. (American Airlines, Inc. Proj.) 8.2%
12/1/24

Du Page County Cmnty. High School #99                  Aaa        1,640,000                  1,828,092
(Downers Grove) Series A, 6% 2/1/06
(AMBAC Insured)

Illinois Edl. Facilities Auth. Rev. Rfdg. (DePaul      Aaa        1,200,000                  1,345,920
Univ.) 6% 10/1/05 (AMBAC Insured)

Illinois Health Facilities Auth. Rev. (Memorial
Hosp.):

7.125% 5/1/10 (Pre-Refunded to 5/1/02 @                -          1,000,000                  1,127,060
102) (g)

7.25% 5/1/22 (Pre-Refunded to 5/1/02 @                 -          1,000,000                  1,131,110
102) (g)

                                                                                             22,009,553

INDIANA - 0.2%

Indianapolis Ind. Econ. Dev. Rev. Rfdg. (Nat'l.        Baa1       1,000,000                  1,112,730
Benevolent Assoc.) 7.625% 10/1/22

KANSAS - 0.7%

Kansas Dev. Fin. Auth. Rev. (Sisters of Charity
Leavenworth):

5% 12/1/13 (MBIA Insured)                              Aaa        2,390,000                  2,440,142

5% 12/1/14 (MBIA Insured)                              Aaa        500,000                    505,915

                                                                                             2,946,057

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

KENTUCKY - 1.8%

Kenton County Arpt. Board Arpt. Rev.:

(Spl. Facilities Delta Airlines, Inc. Proj.)           Baa3      $ 2,000,000                $ 2,185,560
Series A, 7.5% 2/1/20 (f)

(Cincinnati/Northern Kentucky Int'l.) Series A,        Aaa        5,570,000                  6,183,090
6% 3/1/05 (MBIA Insured) (f)

                                                                                             8,368,650

MARYLAND - 1.2%

Maryland Health & Higher Edl. Facilities
Auth. Rev.:

(Good Samaritian Hosp.):

5.75% 7/1/13 (AMBAC Insured)                           Aaa        1,015,000                  1,155,811

5.75% 7/1/13 (Escrowed to Maturity) (g)                A1         1,665,000                  1,836,428

Rfdg. (John Hopkins Univ.) 6% 7/1/10                   Aa2        2,000,000                  2,308,540

                                                                                             5,300,779

MASSACHUSETTS - 6.0%

Martha's Vineyard Land Bank Rev. Series A,             AAA        1,000,000                  1,011,320
5.125% 5/1/18 (FSA Insured)

Massachusetts Bay Trans. Auth. (Massachusetts          Aa3        5,875,000                  6,499,865
Gen. Trans. Sys.) Series A, 5.625% 3/1/26
(Pre-Refunded to 3/1/06 @ 101) (g)

Massachusetts Health & Edl. Facilities Auth. Rev.:

(Bentley College) Series J, 5% 7/1/17 (MBIA            Aaa        1,265,000                  1,263,330
Insured)

(Fairview Extended Care) Series A, 10.25%              Aaa        5,000,000                  5,822,950
1/1/21 (Pre-Refunded to 1/1/01 @
103) (g)

(Hebrew Rehab. Ctr. for Aged) Series C,                A          2,000,000                  2,014,720
5.25% 7/1/17

(New England Med. Ctr. Hosp.) Series G,                Aaa        500,000                    507,965
5.375% 7/1/24 (MBIA Insured)

Massachusetts Ind. Fin. Agcy. Resource Recovery        BBB        1,000,000                  1,000,820
Rev. Rfdg. Series A, 4.7% 12/1/03

Massachusetts Ind. Fin. Agcy. Rev.:

(Atlanticare Med. Ctr.) Series B, 10.125%              -          700,000                    749,882
11/1/14

(Cap. Appreciation) (Massachusetts
Biomedical) Series A 2:

0% 8/1/08                                              -          800,000                    505,864

0% 8/1/10                                              -          4,500,000                  2,525,850

Rfdg. (Emerson College) Issue A, 8.9% 1/1/18           -          1,000,000                  1,086,610

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

MASSACHUSETTS - CONTINUED

Massachusetts Muni. Wholesale Elec. Co. Pwr.           Baa2      $ 1,000,000                $ 1,095,790
Supply Sys. Rev. Rfdg. Series C, 6.5% 7/1/03

New England Ed. Ln. Marketing Corp.                    Aaa        3,000,000                  3,158,730
Massachusetts Student Ln. Rev. Issue A, 5.8%
3/1/02

                                                                                             27,243,696

MICHIGAN - 5.0%

Detroit Gen. Oblig. Rfdg. Series B, 6% 4/1/00          Baa1       1,710,000                  1,760,325

Michigan Bldg. Auth. Rev. (Facilities Prog.)           Aaa        3,000,000                  3,372,510
Series 1, 6% 10/1/05 (AMBAC Insured)

Michigan Hosp. Fin. Auth. Rev.:

(Detroit Med. Ctr.) Series A, 5.25% 8/15/28            A3         2,500,000                  2,448,675

Rfdg.:

(Genesys Reg'l. Hosp.) Series A:

5.5% 10/1/18                                           Baa2       4,250,000                  4,285,063

5.5% 10/1/27                                           Baa2       3,000,000                  3,011,490

(Pontiac Osteopathic Hosp.) Series A, 6%               Baa1       2,000,000                  2,083,040
2/1/24

Michigan Strategic Fund Ltd. Oblg. Rev. Rfdg.          Aaa        3,000,000                  3,048,390
(Detroit Edison Co.) Series A, 5.55% 9/1/29
(MBIA Insured) (b)(f)

Royal Oak Hosp. Fin. Auth. Rev. Rfdg. (William         Aa3        2,310,000                  2,637,697
Beaumont Hosp.) 6.25% 1/1/09

                                                                                             22,647,190

MINNESOTA - 2.2%

Minneapolis & Saint Paul Hsg. & Redev. Auth.           Aaa        2,300,000                  2,270,721
Health Care Sys. Rev. Rfdg. (Healthspan Health
Sys. Corp.) Series A, 4.75% 11/15/18
(AMBAC Insured)

Minnesota Hsg. Fin. Agcy. (Single Family Mtg.)         Aa2        2,000,000                  2,124,040
Series D, 6.4% 7/1/15 (f)

Rochester Health Care Facilities Rev. (Mayo            AA+        2,000,000                  2,102,140
Foundation) Series A, 5.5% 11/15/27

Western Minnesota Muni. Pwr. Agcy. Pwr. Supply         Aaa        3,000,000                  3,408,630
Rev. Rfdg. Series A, 6.25% 1/1/06 (AMBAC
Insured)

                                                                                             9,905,531

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

MISSISSIPPI - 0.6%

Mississippi Gen. Oblig. 6.2% 2/1/08 (Escrowed          Aaa       $ 2,250,000                $ 2,564,685
to Maturity) (g)

Mississippi Home Corp. Single Family Rev. Rfdg.        Aaa        205,000                    217,909
Series A, 9.25% 3/1/12 (FGIC Insured)

                                                                                             2,782,594

NEBRASKA - 1.4%

Nebraska Pub. Pwr. Dist. Rev.:

(Elec. Sys.) Series A, 6% 1/1/06                       A1         1,500,000                  1,626,240
(Pre-Refunded to 1/1/02 @ 102) (g)

Rfdg. (Pwr. Supply Sys.) Series C, 5% 1/1/17           A1         4,590,000                  4,856,817
(Pre-Refunded to 7/1/04 @ 101) (g)

                                                                                             6,483,057

NEVADA - 0.6%

Las Vegas Downtown Redev. Agcy. Tax Increment
Rev. (Fremont Street Proj.) Series A:

6% 6/15/10                                             BBB+       1,500,000                  1,558,875

6.1% 6/15/14                                           BBB+       1,000,000                  1,053,010

                                                                                             2,611,885

NEW HAMPSHIRE - 0.1%

New Hampshire Higher Edl. & Health Facilities          -          485,000                    518,329
Auth. Rev. (Littleton Hosp. Assoc., Inc.) Series
A, 9.5% 5/1/20 (Pre-Refunded to 5/1/00 @
102) (g)

NEW JERSEY - 2.0%

New Jersey Edl. Facilities Auth. Rev. Rfdg. (Seton
Hall Univ.) Series P J:

5% 7/1/18 (AMBAC Insured) (b)                          Aaa        1,000,000                  983,920

5.25% 7/1/07 (AMBAC Insured) (b)                       Aaa        1,610,000                  1,709,112

New Jersey Trans. Trust Fund Auth. Rfdg. (Trans.       Aaa        4,000,000                  4,316,920
Sys.) Series A, 5.5% 6/15/11 (MBIA Insured)

Passaic County Util. Auth. Solid Waste Disp. Rev.      Aaa        2,500,000                  2,210,925
Rfdg. (Cap. Appreciation) 0% 3/1/02 (MBIA
Insured)

                                                                                             9,220,877

NEW MEXICO - 1.8%

Albuquerque Arpt. Rev. Rfdg.:

6.7% 7/1/18 (AMBAC Insured) (f)                        Aaa        3,970,000                  4,580,348

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

NEW MEXICO - CONTINUED

Albuquerque Arpt. Rev. Rfdg.: - continued

6.75% 7/1/11 (AMBAC Insured) (f)                       Aaa       $ 1,805,000                $ 2,185,422

New Mexico Edl. Assistance Foundation Student          Aaa        1,585,000                  1,617,302
Ln. Rev. Series B, 5.25% 4/1/05 (AMBAC
Insured) (f)

                                                                                             8,383,072

NEW YORK - 20.6%

Long Island Pwr. Auth. Elec. Sys. Rev.:

4% 4/1/00                                              Baa1       2,250,000                  2,261,880

Series A:

5.125% 12/1/22 (FSA Insured)                           Aaa        9,390,000                  9,447,279

5.25% 12/1/26                                          Baa1       3,500,000                  3,522,680

5.5% 12/1/29                                           Baa1       2,400,000                  2,474,520

Metropolitan Trans. Auth. Commuter Facilities
Rev. Rfdg. (Svc. Contract) Series R:

5% 7/1/02                                              Baa1       2,370,000                  2,456,315

5% 7/1/03                                              Baa1       2,490,000                  2,594,854

Muni. Assistance Corp. for New York City Rfdg.         Aa2        5,000,000                  5,588,400
Series H, 6% 7/1/05

New York City Gen. Oblig.:

Rfdg.:

Series A, 7% 8/1/03                                    A3         2,000,000                  2,248,640

Series B:

5.7% 8/15/02                                           A3         1,130,000                  1,200,376

5.7% 8/15/02 (Escrowed to Maturity) (g)                A3         35,000                     37,383

6.75% 8/15/03                                          A3         2,000,000                  2,233,580

Series E, 6.5% 2/15/04 (FGIC Insured)                  Aaa        1,500,000                  1,674,930

Series B, 7.5% 2/1/02                                  A3         3,525,000                  3,900,836

Series D, 5.5% 2/15/04                                 A3         5,000,000                  5,320,300

Series H, 6.875% 2/1/02                                A3         240,000                    261,449

New York City Ind. Dev. Agcy. Spl. Fac. Rev.           A3         8,680,000                  9,393,930
(Term. One Group Assoc. Proj.) 5.9%
1/1/06 (f)

New York City Ind. Dev. Agcy. Ind. Dev. Rev.           Aaa        1,000,000                  1,097,070
(Japan Airlines Co. Ltd. Proj.) Series 1991, 6%
11/1/15 (FSA Insured) (f)

New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Sys. Rev. Series B:

5.5% 6/15/27 (MBIA Insured)                            Aaa        3,500,000                  3,660,370

5.75% 6/15/26                                          A2         5,000,000                  5,363,800

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

NEW YORK - CONTINUED

New York City Muni. Wtr. Fin. Auth. Wtr. & Swr.
Sys. Rev. Series B: - continued

5.75% 6/15/29                                          A2        $ 4,000,000                $ 4,287,840

New York State Dorm. Auth. Rev.:

(City Univ. Sys. Consolidated) Series A, 5.7%          Baa1       3,000,000                  3,269,640
7/1/05

(New York Univ.) Series A, 5.75% 7/1/14                Aaa        1,000,000                  1,115,330
(MBIA Insured)

Rfdg. (Jamaica Hosp.) Series F, 5.2% 2/15/14           Aaa        6,150,000                  6,316,419
(MBIA Insured)

New York State Local Gov't. Assistance Corp.           A3         7,500,000                  8,098,500
Rfdg. Series C, 5.5% 4/1/17

New York State Pwr. Auth. Rev. Series Z, 6.5%          AAA        2,010,000                  2,211,985
1/1/19 (Pre-Refunded to 1/1/02 @ 102) (g)

New York State Thruway Auth. Svc. Contract Rev.        Baa1       2,000,000                  2,187,740
(Local Hwy. & Bridges) 5.9% 4/1/07

Suffolk County Wtr. Auth. Wtrwks. Rev. Rfdg. 6%        Aaa        1,000,000                  1,142,450
6/1/17 (MBIA Insured)

                                                                                             93,368,496

NORTH CAROLINA - 4.4%

North Carolina Eastern Muni. Pwr. Agcy. Pwr.
Sys. Rev. Rfdg.:

Series A, 5.5% 1/1/05 (MBIA Insured)                   Aaa        4,000,000                  4,305,840

Series B:

6% 1/1/06                                              Baa1       4,175,000                  4,567,826

7.25% 1/1/07                                           Baa1       1,000,000                  1,186,220

Series C:

5.125% 1/1/03                                          Baa1       2,600,000                  2,689,492

5.25% 1/1/04                                           Baa1       1,365,000                  1,427,135

5.5% 1/1/07 (MBIA Insured)                             Aaa        2,000,000                  2,173,960

North Carolina Muni. Pwr. Agcy. #1 Catawba
Elec. Rev.:

Rfdg. 5.75% 1/1/02                                     A3         1,750,000                  1,837,798

6.25% 1/1/17 (AMBAC Insured)                           Aaa        1,150,000                  1,256,467

6.25% 1/1/17 (AMBAC Insured)                           Aaa        650,000                    721,799
(Pre-Refunded to 1/1/03 @ 102) (g)

                                                                                             20,166,537

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

OHIO - 3.5%

Cincinnati Student Ln. Fdg. Corp. Student Ln.          -         $ 2,025,000                $ 2,127,627
Rev. Series B, 8.875% 8/1/08 (f)

Gateway Economic Dev. Corp. Greater                    -          3,000,000                  3,153,090
Cleveland Stadium Rev. 6.5% 9/15/14 (f)

Marion County Hosp. Impt. Rev. Rfdg. (Commty.          BBB+       1,000,000                  1,032,050
Hosp. Proj.) 5.6% 5/15/01

Ohio Tpk. Commission Tpk. Rev. Rfdg. Series A,         Aaa        5,000,000                  5,456,200
5.5% 2/15/24 (FGIC Insured)

Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.
(Wtr. Cont. Ln. Fund):

State Match Series, 6.5% 12/1/04 (MBIA                 Aaa        1,835,000                  2,086,358
Insured)

5.625% 6/1/06 (MBIA Insured)                           Aaa        2,000,000                  2,189,400

                                                                                             16,044,725

OKLAHOMA - 1.0%

Tulsa Muni. Arpt. Trust Rev. (American Airlines        Baa2       4,000,000                  4,454,680
Corp. Proj.) 7.35% 12/1/11

PENNSYLVANIA - 5.4%

Allegheny County Ind. Dev. Auth. Rev.                  -          340,000                    368,516
(YMCA Pittsburgh Proj.) Series A, 8.75%
3/1/10

Butler County Ind. Dev. Auth. Health Ctr. Rev.         A          3,000,000                  3,120,870
Rfdg. (Sherwood Oaks Proj.) 5.75% 6/1/11

Cumberland County Muni. Auth. Rev. Rfdg.
(Carlisle Hosp. & Health):

6.8% 11/15/14                                          Baa2       3,250,000                  3,571,718

6.8% 11/15/23                                          Baa2       1,000,000                  1,098,990

Delaware County Auth. Rev. (1st. Mtg. Riddle
Village Proj.):

8.25% 6/1/22 (Escrowed to Maturity) (g)                Aaa        2,250,000                  2,770,988

8.75% 6/1/10 (Pre-Refunded to 6/1/02 @                 Aaa        2,870,000                  3,401,381
102) (g)

9.25% 6/1/22 (Pre-Refunded to 6/1/02 @                 Aaa        2,905,000                  3,485,651
102) (c)(g)

Delaware County Ind. Dev. Auth. Rev. Rfdg.             Baa1       1,900,000                  2,072,254
(Resource Recovery Facility) Series A, 6.1%
7/1/13

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

PENNSYLVANIA - CONTINUED

Pennsylvania Gen. Oblig. Second Series, 5.8%           Aa3       $ 3,000,000                $ 3,281,400
7/1/04

Pennsylvania Ind. Dev. Auth. Rev. (Econ. Dev.)         Aaa        1,345,000                  1,517,967
5.8% 7/1/09 (AMBAC Insured)

                                                                                             24,689,735

RHODE ISLAND - 1.1%

Rhode Island Port Auth. & Economic Dev. Corp.          Aaa        4,000,000                  4,970,800
Arpt. Rev. Series A, 7% 7/1/14 (FSA
Insured) (f)

SOUTH CAROLINA - 0.4%

Piedmont Muni. Pwr. Agcy. Elec. Rev. Rfdg.             Aaa        1,715,000                  1,920,543
Series A, 6.25% 1/1/05 (FGIC Insured)

TENNESSEE - 0.2%

Metro Govt. Nashville & Davidson County Elec.          Aaa        1,000,000                  739,770
Rev. (Cap. Appreciation) Series A, 0%
5/15/06 (MBIA Insured)

TEXAS - 3.3%

Conroe Independent School Dist. Rfdg. (Cap.            Aaa        750,000                    478,508
Appreciation) Series B, 0% 2/15/09

Dallas-Fort Worth Int'l. Arpt. Facility Impt. Corp.    Baa1       6,000,000                  6,425,220
Rev. (American Airlines, Inc.) 7.5%
11/1/25 (f)

Midlothian Independent School Dist. Rfdg. (Cap.        Aaa        1,845,000                  1,497,623
Appreciation) 0% 2/15/04

San Antonio Elec. & Gas Rev. Rfdg. 5.5%                Aa1        1,500,000                  1,566,420
2/1/20

Texas Pub. Fin. Auth. Series A, 5% 10/1/14             Aa2        5,000,000                  5,039,350

                                                                                             15,007,121

UTAH - 2.9%

Intermountain Pwr. Agcy. Rev. Rfdg.:

Series A, 6.5% 7/1/09 (AMBAC Insured)                  Aaa        1,000,000                  1,189,920

Series B, 5.75% 7/1/16 (MBIA Insured)                  Aaa        2,500,000                  2,745,175

Series D, 5% 7/1/21 (MBIA Insured)                     Aaa        1,200,000                  1,180,824

Spl. Oblig. 6th Series B, 6% 7/1/16                    Aaa        7,000,000                  7,769,020
(MBIA Insured)

South Salt Lake City Ind. Rev. (Price Savers           -          250,000                    276,270
Wholesale Club Proj.) 9% 11/15/13

                                                                                             13,161,209

MUNICIPAL BONDS - CONTINUED

MOODY'S RATINGS                                                  PRINCIPAL                  VALUE (NOTE 1)
(UNAUDITED) (A)                                                  AMOUNT

VIRGINIA - 0.3%

Loudoun County Ind. Dev. Auth. Residential Care        Aaa       $ 1,000,000                $ 1,189,660
Facilities Rev. (Falcons Landing Proj.) Series A,
9.25% 11/1/04 (Escrowed to Maturity) (g)

WASHINGTON - 4.9%

King County Gen. Oblig. Series D, 5.75%                Aa1        3,990,000                  4,447,613
12/1/11

Washington Pub. Pwr. Supply Sys. Nuclear Proj.
#2 Rev.:

Rfdg. Series A:

5.9% 7/1/04                                            Aa1        1,000,000                  1,095,110

 4.8% 7/1/04                                           Aa1        2,000,000                  2,079,760

5.4% 7/1/12                                            Aa1        14,000,000                 14,783,994

                                                                                             22,406,477

TOTAL MUNICIPAL BONDS                                                                        448,935,372
(Cost $420,348,475)



MUNICIPAL NOTES - 0.7%



MICHIGAN - 0.7%

Michigan Muni. Bond Auth. Rev. RAN Series D 1, 4.25% 8/27/99   3,000,000        3,031,140
(Cost $3,019,038)


CASH EQUIVALENTS - 0.4%

                                       SHARES

Municipal Central Cash Fund (d)(e)      1,853,056                  1,853,056
(Cost $1,853,056)

TOTAL INVESTMENT IN SECURITIES - 100%              $ 453,819,568
(Cost $425,220,569)




FUTURES CONTRACTS

                                                                            EXPIRATION        UNDERLYING        UNREALIZED
                                                                            DATE              FACE AMOUNT       GAIN/(LOSS)

SOLD

55 Bond Buyer Municipal Bond Index Contracts                                Dec. 1998         $ 6,900,781       $ 83,889

THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.5%.


LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security purchased on a delayed delivery or when-issued basis (see
Note 2 of Notes to Financial Statements).
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $323,968.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Municipal Central Cash Fund. A listing of the Municipal Central Cash Fund's holdings as of its most recent fiscal period end is available upon request.
(e) At the period end, the seven-day yield of the Municipal Central Cash Fund was 3.35%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
SECURITY TYPE ABBREVIATION
RAN - Revenue Anticipation Note
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS     S&P RATINGS

Aaa, Aa, A   67.5%  AAA, AA, A   67.5%

Baa          19.0%  BBB          20.3%

B            0.0%   B            0.0%

Caa          0.0%   CCC          0.0%

Ca, C        0.0%   CC, C        0.0%

                    D            0.0%

The percentage not rated by Moody's or S&P amounted to 5.4%.

OTHER INFORMATION
The distribution of municipal securities by revenue source, as a percentage of total value of investments in securities, is as follows:

General Obligations                   20.5%

Electric Utilities                    19.1

Health Care                           13.4

Transportation                        12.0

Escrowed/Pre-Refunded                 11.3

Industrial Development                6.8

Others (individually less than 5%)     16.9

TOTAL                                 100.0%

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost
of investment securities for income tax purposes was $425,220,569. Net unrealized appreciation aggregated $28,598,999, of which $28,734,615 related to appreciated investment securities and $135,616 related to depreciated investment securities.
At October 31, 1998, the fund had a capital loss carryforward of approximately $15,845,000 of which $2,066,000, $7,511,000 and
$6,268,000 will expire
on October 31, 2002, 2003 and 2004, respectively.
At October 31, 1998 the fund was required to defer approximately $755,840 of losses on futures contracts.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                                         OCTOBER 31, 1998

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $425,220,569) -                 $ 453,819,568
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR FUND SHARES SOLD                                           762,152

INTEREST RECEIVABLE                                                       7,516,160

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                       41,250

OTHER RECEIVABLES                                                         22,338

 TOTAL ASSETS                                                             462,161,468

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 2,265,750
REGULAR DELIVERY

 DELAYED DELIVERY                                            5,621,843

PAYABLE FOR FUND SHARES REDEEMED                             379,702

DISTRIBUTIONS PAYABLE                                        664,346

ACCRUED MANAGEMENT FEE                                       147,576

DISTRIBUTION FEES PAYABLE                                    126,461

OTHER PAYABLES AND ACCRUED EXPENSES                          106,753

 TOTAL LIABILITIES                                                        9,312,431

NET ASSETS                                                               $ 452,849,037

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 440,825,900

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     (16,659,751)
INVESTMENTS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 28,682,888

NET ASSETS                                                               $ 452,849,037


STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
 OCTOBER 31, 1998

CALCULATION OF MAXIMUM OFFERING PRICE                          $12.54
CLASS A:
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($6,721,100 (DIVIDED BY) 535,829 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/95.25 OF $12.54)         $13.17

CLASS T:                                                       $12.56
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
 ($380,324,545 (DIVIDED BY) 30,291,618 SHARES)

MAXIMUM OFFERING PRICE PER SHARE (100/96.50 OF $12.56)         $13.02

CLASS B:                                                       $12.53
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($55,031,711 (DIVIDED BY) 4,393,495 SHARES) A

CLASS C:                                                       $12.56
NET ASSET VALUE AND OFFERING PRICE PER SHARE
 ($7,030,566 (DIVIDED BY) 559,837 SHARES) A

INSTITUTIONAL CLASS:                                           $12.51
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
 PER SHARE ($3,741,115 (DIVIDED BY) 299,162 SHARES)

A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE CONTINGENT DEFERRED SALES CHARGE.

STATEMENT OF OPERATIONS
                                                        YEAR ENDED OCTOBER 31, 1998

INTEREST INCOME                                                        $ 24,223,962

EXPENSES

MANAGEMENT FEE                                            $ 1,699,469

TRANSFER AGENT FEES                                        691,776

DISTRIBUTION FEES                                          1,419,553

ACCOUNTING FEES AND EXPENSES                               184,252

NON-INTERESTED TRUSTEES' COMPENSATION                      1,388

CUSTODIAN FEES AND EXPENSES                                21,309

REGISTRATION FEES                                          77,268

AUDIT                                                      42,525

LEGAL                                                      8,340

REPORTS TO SHAREHOLDERS                                    39,993

MISCELLANEOUS                                              1,231

 TOTAL EXPENSES BEFORE REDUCTIONS                          4,187,104

 EXPENSE REDUCTIONS                                        (18,038)     4,169,066

NET INTEREST INCOME                                                     20,054,896

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     797,794

 FUTURES CONTRACTS                                         44,323       842,117

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     13,311,152

 FUTURES CONTRACTS                                         51,051       13,362,203

NET GAIN (LOSS)                                                         14,204,320

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                        $ 34,259,216
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                        YEAR ENDED     YEAR ENDED
                                                        OCTOBER 31,    OCTOBER 31,
                                                        1998           1997

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                              $ 20,054,896   $ 23,276,174
NET INTEREST INCOME

 NET REALIZED GAIN (LOSS)                                842,117        982,319

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)    13,362,203     14,869,381

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING         34,259,216     39,127,874
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                            (20,054,896)   (24,140,139)
FROM NET INTEREST INCOME

 IN EXCESS OF NET INTEREST INCOME                        -              (86,644)

 TOTAL DISTRIBUTIONS                                     (20,054,896)   (24,226,783)

SHARE TRANSACTIONS - NET INCREASE (DECREASE)             279,500        (97,485,396)

  TOTAL INCREASE (DECREASE) IN NET ASSETS                14,483,820     (82,584,305)

NET ASSETS

 BEGINNING OF PERIOD                                     438,365,217    520,949,522

 END OF PERIOD                                          $ 452,849,037  $ 438,365,217



FINANCIAL HIGHLIGHTS - CLASS A
                                                     YEARS ENDED OCTOBER 31,

                                                     1998                     1997       1996 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 12.150                 $ 11.740   $ 11.630

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .571                     .583 D     .105 D, E

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .390                     .445       .109

 TOTAL FROM INVESTMENT OPERATIONS                     .961                     1.028      .214

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.571)                   (.616) E   (.104)

 IN EXCESS OF NET INTEREST INCOME                     -                        (.002) H   -

 TOTAL DISTRIBUTIONS                                  (.571)                   (.618)     (.104)

NET ASSET VALUE, END OF PERIOD                       $ 12.540                 $ 12.150   $ 11.740

TOTAL RETURN B, C                                     8.07%                    9.02%      1.84%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 6,721                  $ 3,755    $ 202

RATIO OF EXPENSES TO AVERAGE NET ASSETS               .90% G                   .90% G     .90% A, G

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    4.57%                    4.87%      5.73% A

PORTFOLIO TURNOVER RATE                               36%                      36%        49%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
F FOR THE PERIOD SEPTEMBER 3, 1996 (COMMENCEMENT OF SALE OF CLASS A SHARES) TO OCTOBER 31, 1996.
G FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS T
                                    YEARS ENDED OCTOBER 31,

                                    1998                     1997       1996        1995       1994

SELECTED PER-SHARE DATA

NET ASSET VALUE,                    $ 12.150                 $ 11.760   $ 11.880    $ 11.220   $ 12.720
BEGINNING OF PERIOD

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                 .571                     .597 C     .677 C, D   .700       .689

 NET REALIZED AND UNREALIZED         .410                     .407       (.136)      .660       (1.430)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    .981                     1.004      .541        1.360      (.741)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.571)                   (.612) D   (.661)      (.700)     (.689)

 IN EXCESS OF NET INTEREST INCOME    -                        (.002) B   -           -          -

 FROM NET REALIZED GAIN              -                        -          -           -          (.060)

 IN EXCESS OF NET REALIZED GAIN      -                        -          -           -          (.010)

 TOTAL DISTRIBUTIONS                 (.571)                   (.614)     (.661)      (.700)     (.759)

NET ASSET VALUE, END OF PERIOD      $ 12.560                 $ 12.150   $ 11.760    $ 11.880   $ 11.220

TOTAL RETURN A                       8.15%                    8.89%      4.68%       12.50%     (6.03)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 380,325                $ 392,075  $ 480,432   $ 565,131  $ 544,422
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         .87%                     .89%       .89%        .91%       .89%
NET ASSETS

RATIO OF NET INTEREST INCOME TO      4.62%                    5.04%      5.74%       6.06%      5.78%
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              36%                      36%        49%         37%        38%


A TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
B THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.
C NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.

FINANCIAL HIGHLIGHTS - CLASS B
                                    YEARS ENDED OCTOBER 31,

                                    1998                     1997       1996        1995      1994 F

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING          $ 12.130                 $ 11.740   $ 11.860    $ 11.210  $ 11.610
OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INTEREST INCOME                 .491                     .515 E     .596 E, G   .612      .188

 NET REALIZED AND UNREALIZED         .400                     .416       (.136)      .650      (.400)
 GAIN (LOSS)

 TOTAL FROM INVESTMENT OPERATIONS    .891                     .931       .460        1.262     (.212)

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME            (.491)                   (.539) G   (.580)      (.612)    (.188)

 IN EXCESS OF NET INTEREST INCOME    -                        (.002) H   -           -         -

 TOTAL DISTRIBUTIONS                 (.491)                   (.541)     (.580)      (.612)    (.188)

NET ASSET VALUE, END OF PERIOD      $ 12.530                 $ 12.130   $ 11.740    $ 11.860  $ 11.210

TOTAL RETURN B, C                    7.47%                    8.15%      3.98%       11.57%    (1.86)%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD           $ 55,032                 $ 41,024   $ 39,389    $ 32,395  $ 9,968
(000 OMITTED)

RATIO OF EXPENSES TO AVERAGE         1.53%                    1.56%      1.57%       1.86% D   2.09% A
NET ASSETS

RATIO OF NET INTEREST INCOME TO      3.96%                    4.35%      5.06%       5.18%     4.58% A
AVERAGE NET ASSETS

PORTFOLIO TURNOVER RATE              36%                      36%        49%         37%       38%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER.
E NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
F FOR THE PERIOD JUNE 30, 1994 (COMMENCEMENT OF SALE OF CLASS B SHARES) TO OCTOBER 31, 1994.
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.

FINANCIAL HIGHLIGHTS - CLASS C
                                                     YEAR ENDED
                                                     OCTOBER 31,

                                                     1998 D

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                 $ 12.130

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                                  .455

 NET REALIZED AND UNREALIZED GAIN (LOSS)              .430

 TOTAL FROM INVESTMENT OPERATIONS                     .885

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                             (.455)

NET ASSET VALUE, END OF PERIOD                       $ 12.560

TOTAL RETURN B, C                                     7.41%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)              $ 7,031

RATIO OF EXPENSES TO AVERAGE NET ASSETS               1.75% A, E

RATIO OF NET INTEREST INCOME TO AVERAGE NET ASSETS    3.60% A

PORTFOLIO TURNOVER RATE                               36%


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE CONTINGENT DEFERRED SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF CLASS C SHARES) TO OCTOBER 31, 1998.
E FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

FINANCIAL HIGHLIGHTS - INSTITUTIONAL CLASS
                                              YEARS ENDED OCTOBER 31,

                                              1998                     1997       1996        1995 E

SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD          $ 12.120                 $ 11.720   $ 11.880    $ 11.700

INCOME FROM INVESTMENT OPERATIONS

 NET INTEREST INCOME                           .592                     .609 D     .707 D, G   .232

 NET REALIZED AND UNREALIZED GAIN (LOSS)       .390                     .464       (.197)      .180

 TOTAL FROM INVESTMENT OPERATIONS              .982                     1.073      .510        .412

LESS DISTRIBUTIONS

 FROM NET INTEREST INCOME                      (.592)                   (.671) G   (.670)      (.232)

 IN EXCESS OF NET INTEREST INCOME              -                        (.002) H   -           -

 TOTAL DISTRIBUTION                            (.592)                   (.673)     (.670)      (.232)

NET ASSET VALUE, END OF PERIOD                $ 12.510                 $ 12.120   $ 11.720    $ 11.880

TOTAL RETURN B, C                              8.28%                    9.44%      4.41%       3.55%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)       $ 3,741                  $ 1,511    $ 927       $ 154

RATIO OF EXPENSES TO AVERAGE NET ASSETS        .75% F                   .75% F     .75% F      .75% A, F

RATIO OF NET INTEREST INCOME TO AVERAGE NET    4.75%                    5.11%      5.88%       5.89% A
ASSETS

PORTFOLIO TURNOVER RATE                        36%                      36%        49%         37%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INTEREST INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JULY 3, 1995 (COMMENCEMENT OF SALE OF INSTITUTIONAL CLASS SHARES) TO OCTOBER 31, 1995.
F FMR AGREED TO REIMBURSE A PORTION OF THE CLASS' EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE CLASS' EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5OF NOTES TO FINANCIAL STATEMENTS).
G NET INTEREST INCOME PER SHARE IN 1996 REFLECTS A PAYMENT RECEIVED FROM AN ISSUER IN BANKRUPTCY WHICH WAS DISTRIBUTED IN 1997.
H THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK AND TAX DIFFERENCES.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Advisor Municipal Income Fund(the fund) is a fund of Fidelity Advisor Series V (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. At a special meeting of the shareholders of the fund on April 15, 1998, shareholders approved an Agreement and Plan Reorganization, providing for the reorganization of the fund into Fidelity Advisor Series II, on or about February 26, 1999.
The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The fund commenced sale of Class C shares on November 3, 1997. Interest income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class of shares differs in its respective distribution, transfer agent, and certain other class-specific fees, expenses, and expense reductions.
The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net interest income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for future transactions, market discount, capital loss carryforwards, and losses deferred due to futures. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital and may affect the per share allocation between net interest income and realized and unrealized gain (loss). Accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
MUNICIPAL CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund may invest in the Municipal Central Cash Fund (the Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of Fidelity Management & Research Company (FMR). The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in high-quality, short-term municipal securities of various states and municipalities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
DELAYED DELIVERY TRANSACTIONS. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased or sold on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase
2. OPERATING POLICIES - CONTINUED
DELAYED DELIVERY TRANSACTIONS - CONTINUED commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $166,603,774 and $155,415,463, respectively.
The market value of futures contracts opened and closed during the period amounted to $43,912,925 and $48,390,926, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .25%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annual rate of .39% of average net assets.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED DISTRIBUTION AND SERVICE PLAN. In accordance with Rule 12b-1 of the 1940 Act, the Trustees have adopted separate distribution plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a distribution and service fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

CLASS A    .15%

CLASS T    .25%

CLASS B    .90%*

CLASS C    1.00%**

* .65% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A SHAREHOLDER SERVICE FEE.
** .75% REPRESENTS A DISTRIBUTION FEE AND .25% REPRESENTS A
SHAREHOLDER SERVICE FEE.
For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

          PAID TO      RETAINED
          FDC          BY FDC

CLASS A   $ 7,582      $ 126

CLASS T    958,589      10,809

CLASS B    423,933      306,178

CLASS C    29,449       29,368

          $ 1,419,553  $ 346,481

Under the Plans, FMR may use its resources to pay administrative and promotional expenses related to the sale of each class' shares. The Plans also authorize payments to third parties that assist in the sale of each class' shares or render shareholder support services. For the period, the following amounts were paid to third parties under the
Plans:

CLASS A               $ 747

CLASS T                43,765

CLASS B                11,053

CLASS C                2,835

INSTITUTIONAL CLASS    495

                      $ 58,895

SALES LOAD. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SALES LOAD - CONTINUED
 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC are paid to securities dealers, banks and other financial institutions.
For the period, sales charge amounts paid to and retained by FDC were as follows:

          PAID TO    RETAINED
          FDC        BY FDC

CLASS A   $ 38,091   $ 15,167

CLASS T    179,663    60,942

CLASS B    112,936    112,936*

CLASS C    6,848      6,848*

          $ 337,538  $ 195,893

* WHEN CLASS B AND CLASS C SHARES ARE INITIALLY SOLD, FDC PAYS COMMISSIONS FROM ITS OWN RESOURCES TO SECURITIES DEALERS,
 BANKS, AND OTHER FINANCIAL INSTITUTIONS THROUGH WHICH THE SALES ARE
MADE.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian, transfer agent, and shareholder servicing agent for the fund's Class A, Class T, Class B, Class C, and Institutional Class shares. UMB has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC) with respect to all classes of the fund to perform the transfer, dividend disbursing, and shareholder servicing agent functions. FIIOC, an affiliate of FMR, receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. All fees are paid to FIIOC by UMB, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

                       AMOUNT     % OF
                                  AVERAGE
                                  NET ASSETS

CLASS A                $ 8,537    .17

CLASS T                 599,276   .16

CLASS B                 73,627    .16

CLASS C                 4,797     .16*

INSTITUTIONAL CLASS     5,539     .20

                       $ 691,776

* ANNUALIZED
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
TRANSFER AGENT AND ACCOUNTING FEES - CONTINUED
UMB also has a sub-contract with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above the following annual rates or range of annual rates of average net assets for each of the following classes:

                      FMR          REIMBURSEMENT
                      EXPENSE
                      LIMITATIONS

CLASS A               .90%         $ 106

CLASS C               1.75%         9,313

INSTITUTIONAL CLASS   .75%          6,230

                                   $ 15,649

In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $2,389 under the custodian arrangement.
6. DISTRIBUTIONS TO SHAREHOLDERS.
Distributions to shareholders of each class were as follows:

                                  YEARS ENDED OCTOBER 31,

                                  1998 A                   1997

FROM NET INTEREST INCOME

CLASS A                           $ 231,309                $ 94,032

CLASS T                            17,722,552               22,160,320

CLASS B                            1,865,869                1,825,294

CLASS C                            106,528                  -

INSTITUTIONAL CLASS                128,638                  60,493

TOTAL                             $ 20,054,896             $ 24,140,139

IN EXCESS OF NET INTEREST INCOME

CLASS A                           $ -                      $ 40

CLASS T                            -                        79,597

CLASS B                            -                        6,838

CLASS C                            -                        -

INSTITUTIONAL CLASS                -                        169

TOTAL                             $ -                      $ 86,644

A DISTRIBUTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997
(COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
7. SHARE TRANSACTIONS.
Share transactions for each class of shares were as follows:

                                SHARES                       DOLLARS

                                YEAR ENDED    YEAR ENDED     YEAR ENDED      YEAR ENDED
                                OCTOBER 31,   OCTOBER 31,    OCTOBER 31,     OCTOBER 31,

                                1998 A        1997           1998 A          1997



CLASS A                          362,699       307,664       $ 4,479,496     $ 3,663,457
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    11,508        3,770          142,669         45,120

SHARES REDEEMED                  (147,406)     (19,585)       (1,811,982)     (234,062)

NET INCREASE (DECREASE)          226,801       291,849       $ 2,810,183     $ 3,474,515

CLASS T                          4,799,958     2,221,421     $ 59,544,980    $ 26,303,589
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    873,770       1,143,394      10,820,895      13,582,690

SHARES REDEEMED                  (7,639,811)   (11,972,642)   (94,496,816)    (141,705,601)

NET INCREASE (DECREASE)          (1,966,083)   (8,607,827)   $ (24,130,941)  $ (101,819,322)

CLASS B                          1,497,112     713,815       $ 18,512,808    $ 8,459,000
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    86,162        90,487         1,065,255       1,073,258

SHARES REDEEMED                  (572,594)     (777,996)      (7,073,528)     (9,216,485)

NET INCREASE (DECREASE)          1,010,680     26,306        $ 12,504,535    $ 315,773

CLASS C                          650,179       -             $ 8,065,902     $ -
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    4,455         -              55,539          -

SHARES REDEEMED                  (94,797)      -              (1,177,225)     -

NET INCREASE (DECREASE)          559,837       -             $ 6,944,216     $ -

INSTITUTIONAL CLASS              238,568       107,503       $ 2,943,409     $ 1,278,313
SHARES SOLD

REINVESTMENT OF DISTRIBUTIONS    6,313         3,746          77,958          44,614

SHARES REDEEMED                  (70,388)      (65,730)       (869,860)       (779,289)

NET INCREASE (DECREASE)          174,493       45,519        $ 2,151,507     $ 543,638


A SHARE TRANSACTIONS FOR CLASS C ARE FOR THE PERIOD NOVEMBER 3, 1997 (COMMENCEMENT OF SALE OF SHARES) TO OCTOBER 31, 1998.
8. REGISTRATION FEES.
For the period, each class paid the following amounts to register its shares for sale:

                      REGISTRATION
                      FEES

CLASS A               $ 6,683

CLASS T                36,678

CLASS B                11,483

CLASS C                13,760

INSTITUTIONAL CLASS    8,664

                      $ 77,268

REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Advisor Series V and the Shareholders of Fidelity Advisor Municipal Income Fund:
In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Advisor Municipal Income Fund (a fund of Fidelity Advisor Series V) at October 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Advisor Municipal Income Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.
/s/PricewaterhouseCoopers LLP
PricewaterhouseCoopers LLP
Boston, Massachusetts
December 14, 1998
DISTRIBUTIONS


During fiscal year ended 1998, 100% of the fund's income dividends was free from federal income tax, and 17.42% of the fund's income dividends was subject to the federal alternative minimum tax.




INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Christine J. Thompson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
Stanley N. Griffith, Assistant Vice President
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
* INDEPENDENT TRUSTEES
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
Fidelity Investments Institutional Operations Company, Inc.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO

FOCUS FUNDS
Fidelity Advisor Consumer
Industries Fund
Fidelity Advisor Cyclical
Industries Fund
Fidelity Advisor Financial
Services Fund
Fidelity Advisor Health Care Fund
Fidelity Advisor Natural
Resources Fund
Fidelity Advisor Technology Fund
Fidelity Advisor Utilities Growth Fund

GROWTH FUNDS
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor TechnoQuantSM
Growth Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Growth
Opportunities Fund
Fidelity Advisor Strategic
Opportunities Fund
Fidelity Advisor Large Cap Fund

GROWTH AND INCOME FUNDS
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Balanced Fund

TAXABLE INCOME FUNDS
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Mortgage
Securities Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor Short Fixed-Income Fund

MUNICIPAL FUNDS
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Intermediate Municipal Income Fund

MONEY MARKET FUNDS
Prime Fund
Treasury Fund
Tax-Exempt Fund

(FIDELITY_LOGO_GRAPHIC)(registered trademark)